UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2022

Date of reporting period:  October 31, 2022

Item 1. Report to Stockholders.

(a)
Weiss Alternative Multi-Strategy Fund

Class K – weisx
Investor Class – weizx

Annual Report

October 31, 2022

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Dear Shareholders:

The Weiss Alternative Multi-Strategy Fund (the “Fund” or “WEISX”) was launched on December 1, 2015 in response to investors’ search for a daily liquid, actively managed, multi-alternative strategy. The Fund seeks to provide returns with moderate volatility, lower drawdowns, and reduced correlation to the overall performance of bond and equity markets. The Fund employs a risk-controlled approach to liquid and diversified strategies. The Fund seeks to generate its return from three sources:

(1)	Core Market Neutral: Employs approximately 20 industry-focused, differentiated strategies and aims to generate performance through security price dispersion instead of market direction.

(2)	Growth: A pro-cyclical strategy typically offering exposure to the US equity markets.

(3)	Defensive: Income-generating strategy created to provide high liquidity and capital preservation, typically offering exposure to US treasuries and corporate credit.

In the trailing 3-month period (Aug 01, 2022 – Oct 31, 2022), WEISX returned -7.57% net of fees while its benchmark, the Bloomberg US Corporate Bond Index returned -8.98%.

Overall portfolio annualized volatility for the trailing 3 months was 14.42%.

For the trailing 1-year, WEISX returned -18.99% net on 11.76% volatility. Over the same time-period, the Bloomberg U.S. Corporate Bond Index benchmark returned -19.57% on 8.50% volatility.

In the trailing 3-month period, the Core Market Neutral strategy returned 2.63% gross, the Growth strategy returned -5.13% gross, and the Defensive strategy returned -9.68% gross. The current month end gross exposure weights across the three strategies are as follows: Core Market Neutral 47.48%, Defensive 37.14%, and Growth 15.37%.

WEISX illustrated its effort to minimize volatility and mitigate downside risk during periods of increased financial market instability. The Core Market Neutral strategy continued to contribute a return stream with low levels of correlation to other asset classes which complemented the pro-cyclical Growth sleeve and the Defensive sleeve.

Sincerely,

/s/ Weiss Portfolio Managers

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Performance data quoted represents past performance; past performance does not guarantee future results.

The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers.

Gross performance is shown for illustrative purposes only and does not reflect the fees and expenses of an investment in the Fund.

Volatility/Standard Deviation is defined as a quantity calculated to indicate the extent of deviation for a group as a whole.

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

Mutual fund investing involves risk. Principal loss is possible. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The Fund may also use options and future contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates. The investment in options is not suitable for all investors. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value (“NAV”) of the Fund, and money borrowed will be subject to interest costs. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its NAV, an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Fund’s ability to sell its shares. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

Must be preceded or accompanied by a prospectus.

The Weiss Alternative Multi-Strategy Fund is distributed by Quasar Distributors, LLC.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Value of $20,000 Investment (Unaudited)

The chart assumes an initial investment of $20,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.weissfunds.com or calling 1-866-530-2690.

Rates of Return (%) – As of October 31, 2022

	One Year	Five Year	Since Inception(1)(2)
Class K	-18.99%	1.90%	2.66%
Bloomberg U.S. Corporate Bond Index(3)	-19.57%	-0.32%	1.24%

Investor Class	-19.26%	1.54%	2.15%
Bloomberg U.S. Corporate Bond Index(3)	-19.57%	-0.32%	0.43%

(1)	Inception Date of Class K was December 1, 2015.
(2)	Inception Date of Investor Class was February 28, 2017.
(3)
The Bloomberg Barclays U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. The securities that comprise the Bloomberg U.S. Corporate Bond Index may differ substantially from the securities in the Fund’s portfolio.  It is not possible to directly invest in an index.

The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

The Fund’s gross expense ratio is 3.59% and the net expense ratio is 2.92% (as of the most recent prospectus dated February 28, 2022). The expense ratios stated here may differ from that of the expense ratios provided in the Fund’s financial highlights herewithin due to the timing of financial information and the inclusion of acquired fund fees and expenses (“AFFE”) in the prospectus only. The Fund’s investment advisor has contractually agreed to waive a portion or all of its management fees and reimburse Fund expenses (excluding Rule 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses, front-end or contingent deferred sales loads, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) in order to limit the Total Annual Fund Operating Expenses to 1.50% of the average daily net assets of the Fund or by the Fund’s investment advisor through at least February 28, 2023. The advisor may request recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date they were waived or reimbursed, provided that after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Expense Example (Unaudited)
October 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

				Expenses Paid
	Annualized Net	Beginning	Ending	During Period(1)
	Expense Ratio	Account Value	Account Value	(05/01/2022 to
	(10/31/2022)	(05/01/2022)	(10/31/2022)	10/31/2022)
Class K Actual(2)(3)	2.79%	$1,000.00	$ 925.30	$13.54
Class K Hypothetical
(5% annual return before expenses)(4)	2.79%	$1,000.00	$1,011.14	$14.14

Investor Class Actual(2)(3)	3.14%	$1,000.00	$ 923.00	$15.22
Investor Class Hypothetical
(5% annual return before expenses)(4)	3.14%	$1,000.00	$1,009.38	$15.90

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the period from May 1, 2022 through October 31, 2022, of -7.47% and -7.70% for Class K and Investor Class, respectively.
(3)	Excluding dividends on short positions and borrowing expense, your actual cost of investing in Class K and Investor Class would be $7.28 and $8.97, respectively.
(4)	Excluding dividends on short positions and borrowing expense, your hypothetical cost of investing in Class K and Investor Class would be $7.63 and $9.40, respectively.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
October 31, 2022

LONG INVESTMENTS(1)(2)

(1)
Data expressed as a percentage of common stocks, exchange traded funds, contingent value rights, escrow notes, warrants, purchased options, money market fund, long swap contracts, and long futures contracts as of October 31, 2022. Data expressed excludes securities sold short, written options, short swap contracts, short futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options, Schedule of Open Swap Contracts, and Schedule of Open Futures Contracts for more details on the Fund’s individual holdings.

(2)	The value of option, swap, forward currency contracts and futures contracts are expressed as notional and not market value.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Allocation of Portfolio (Unaudited)
October 31, 2022

SHORT INVESTMENTS(3)(4)

(3)
Data expressed as a percentage of short common stocks, short exchange traded funds, written options, and short swap contracts, as of October 31, 2022. Data expressed excludes long investments, long swap contracts, long futures contracts and other assets in excess of liabilities. Please refer to the Schedule of Investments, Schedule of Written Options and Schedule of Open Swap Contracts for more details on the Fund’s individual holdings.

(4)	The value of option and swap contracts are expressed as notional and not market value.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments
October 31, 2022

	Shares	Value
COMMON STOCKS – 37.81%

Aerospace & Defense – 0.17%
The Boeing Company (a)	272	$38,763
Bombardier, Inc., Class B (a)(b)	7,499	220,233
General Dynamics Corporation	382	95,424
TransDigm Group, Inc.	127	73,121
		427,541

Air Freight & Logistics – 0.60%
Atlas Air Worldwide Holdings, Inc. (a)	7	708
C.H. Robinson Worldwide, Inc.	136	13,290
DSV A/S (b)	514	69,456
FedEx Corporation	4,738	759,407
Forward Air Corporation	5,511	583,449
GXO Logistics, Inc. (a)	2,839	103,737
		1,530,047

Airlines – 0.44%
Allegiant Travel Company (a)	1,103	82,780
Copa Holdings S.A., Class A (a)(b)	1,751	131,728
Delta Air Lines, Inc. (a)	1,605	54,458
Southwest Airlines Company (a)	11,466	416,789
United Airlines Holdings, Inc. (a)	9,787	421,624
		1,107,379

Auto Components – 0.16%
Aptiv plc (a)(b)	1,646	149,901
Autoliv, Inc.	1,057	84,930
Luminar Technologies, Inc. (a)	13,324	107,791
Tenneco, Inc., Class A (a)	3,275	64,518
		407,140

Automobiles – 0.37%
Daimler AG (b)	1,356	78,487
General Motors Company	21,340	837,595
Tesla Motors, Inc. (a)	157	35,724
		951,806

Banks – 2.11%
Bank of America Corporation	5,386	194,111
Banner Corporation	2,354	175,962
BOK Financial Corporation	1,146	126,278
Cadence Bank	4,486	124,038
Citizens Financial Group, Inc.	8,751	357,916
Columbia Banking System, Inc.	5,487	183,650

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value
Banks – 2.11% (Continued)
Fifth Third Bancorporation	6,826	$243,620
First Horizon National Corporation	23,655	579,784
FNB Corporation	4,120	59,534
Hancock Holding Company	1,075	60,060
KeyCorporation	17,062	304,898
M&T Bank Corporation	2,528	425,639
Old National Bancorp	9,212	180,187
Pinnacle Financial Partners, Inc.	2,992	248,306
Renasant Corporation	1,633	65,924
Signature Bank	1,877	297,561
Synovus Financial Corporation	5,985	238,502
Texas Capital Bancshares, Inc. (a)	6,036	362,160
Umpqua Holdings Corporation	2,162	42,981
Webster Financial Corporation	4,411	239,341
Wells Fargo & Company	10,453	480,733
Wintrust Financial Corporation	3,945	369,331
		5,360,516

Beverages – 0.22%
Celsius Holdings, Inc. (a)	407	37,070
Constellation Brands, Inc., Class A	740	182,839
Monster Beverage Corporation (a)	1,508	141,330
PepsiCo, Inc.	1,035	187,935
		549,174

Biotechnology – 0.72%
AbbVie, Inc.	1,510	221,064
Albireo Pharma, Inc. (a)	958	19,658
Aldeyra Therapeutics, Inc. (a)	2,013	10,991
Alnylam Pharmaceuticals, Inc. (a)	290	60,105
Altimmune, Inc. (a)	870	10,910
Amgen, Inc.	399	107,870
Apellis Pharmaceuticals, Inc. (a)	315	19,054
Argenx S.E. – ADR (a)(b)	393	152,457
Aurinia Pharmaceuticals, Inc. – ADR (a)(b)	475	3,862
Autolus Therapeutics plc – ADR (a)(b)	353	1,006
BeiGene Ltd. – ADR (a)(b)	163	27,529
BELLUS Health, Inc. (a)(b)	801	7,417
Biogen, Inc. (a)	410	116,210
BioMarin Pharmaceutical, Inc. (a)	1,209	104,736
BioNTech SE – ADR (b)	106	14,590
Dynavax Technologies Corporation (a)	385	4,408

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value
Biotechnology – 0.72% (Continued)
Eiger BioPharmaceuticals, Inc. (a)	2,649	$13,536
Exact Sciences Corporation (a)	1,608	55,926
Exelixis, Inc. (a)	2,454	40,687
FibroGen, Inc. (a)	69	1,123
Gilead Sciences, Inc.	1,551	121,691
Heron Therapeutics, Inc. (a)	4,377	16,851
Horizon Therapeutics plc (a)(b)	390	24,305
Incyte Corporation (a)	625	46,463
Insmed, Inc. (a)	3,293	57,035
Karyopharm Therapeutics, Inc. (a)	655	3,118
Merus N.V. (a)(b)	282	5,781
Moderna, Inc. (a)	477	71,707
Natera, Inc. (a)	271	12,726
Prometheus Biosciences, Inc. (a)	28	1,471
Regeneron Pharmaceuticals, Inc. (a)	27	20,216
Rigel Pharmaceuticals, Inc. (a)	4,095	2,984
Sage Therapeutics, Inc. (a)	95	3,578
Seagen, Inc. (a)	1,310	166,580
Travere Therapeutics, Inc. (a)	2,992	64,867
United Therapeutics Corporation (a)	133	30,660
Vertex Pharmaceuticals, Inc. (a)	514	160,368
Viridian Therapeutics, Inc. (a)	1,861	37,034
		1,840,574

Building Products – 0.07%
Fortune Brands Home & Security, Inc.	415	25,033
Johnson Controls International plc (b)	795	45,983
Lennox International, Inc.	113	26,393
Trane Technologies plc (b)	511	81,571
		178,980

Capital Markets – 0.83%
Affiliated Managers Group, Inc.	1,479	183,633
The Bank New York Mellon Corporation	7,208	303,529
Blue Owl Capital, Inc.	17,707	177,424
The Carlyle Group, Inc.	6,410	181,275
Cowen, Inc., Class A	2,215	85,543
The Goldman Sachs Group, Inc.	1,047	360,702
Interactive Brokers Group, Inc., Class A	2,267	181,700
Robinhood Markets, Inc. (a)	23,113	269,960
State Street Corporation	4,873	360,602
		2,104,368

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value

Chemicals – 0.19%
Albemarle Corporation	159	$44,499
CVR Partners LP	1,172	141,812
DuPont de Nemours, Inc.	2,326	133,047
Nutrien Ltd. (b)	1,070	90,415
The Sherwin-Williams Company	271	60,983
Shin-Etsu Chemical Company Ltd. (b)	118	12,264
		483,020

Commercial Services & Supplies – 0.41%
ACV Auctions, Inc., Class A (a)	38,557	351,640
Driven Brands Holdings, Inc. (a)	1,630	52,127
GFL Environmental, Inc. (b)	1,625	43,859
IAA, Inc. (a)	15,589	591,291
		1,038,917

Communications Equipment – 1.86%
ADTRAN Holdings, Inc.	23,536	528,619
Arista Networks, Inc. (a)	511	61,759
Calix, Inc. (a)	2,730	201,037
Ciena Corporation (a)	21,318	1,021,132
Cisco Systems, Inc.	6,992	317,647
CommScope Holding Company, Inc. (a)	136,548	1,807,896
F5, Inc. (a)(g)	1,223	174,779
Sierra Wireless, Inc. (a)(b)	902	26,771
Telefonaktiebolaget LM Ericsson – ADR (b)	105,906	589,896
		4,729,536

Construction & Engineering – 0.09%
MasTec, Inc. (a)	925	71,299
Quanta Services, Inc.	424	60,225
WillScot Mobile Mini Holdings Corporation (a)	2,432	103,433
		234,957

Construction Materials – 0.06%
Cemex SAB de CV – ADR (a)(b)	33,854	130,677
Vulcan Materials Company	219	35,850
		166,527

Consumer Finance – 0.36%
American Express Company	2,048	304,025
Discover Financial Services	4,034	421,392
Encore Capital Group, Inc. (a)	1,215	61,868
PRA Group, Inc. (a)	1,892	63,382
SoFi Technologies, Inc. (a)	10,988	59,775
		910,442

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value

Containers & Packaging – 0.30%
Ardagh Metal Packaging S.A. (b)	136,194	$604,701
Avery Dennison Corporation	318	53,917
Graphic Packaging Holding Company	4,137	94,986
		753,604

Diversified Consumer Services – 0.07%
Duolingo, Inc. (a)	282	23,079
European Wax Center, Inc., Class A	583	8,384
New Oriental Education & Technology Group, Inc. – ADR (a)(b)	5,956	141,395
		172,858

Diversified Financial Services – 0.12%
Apollo Global Management, Inc.	5,509	304,978

Diversified Telecommunication Services – 0.01%
AT&T, Inc.	777	14,165

Electric Utilities – 0.02%
NextEra Energy, Inc.	511	39,602

Electrical Equipment – 0.39%
AMETEK, Inc.	1,440	186,711
Eaton Corporation plc (b)	1,473	221,053
Emerson Electric Company	3,400	294,440
Enovix Corporation (a)	1,017	19,191
Hubbell, Inc.	185	43,934
nVent Electric plc (b)	614	22,411
Regal Rexnord Corporation	78	9,870
Rockwell Automation, Inc.	421	107,481
Vertiv Holdings Company	5,152	73,725
		978,816

Electronic Equipment, Instruments & Components – 0.41%
Coherent Corporation (a)	13,687	460,020
Fabrinet (a)(b)	1,996	228,343
Hitachi Ltd. (b)	429	19,465
Rogers Corporation (a)	398	93,661
Teledyne Technologies, Inc. (a)	626	249,136
		1,050,625

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value

Energy Equipment & Services – 0.54%
ChampionX Corporation	11,257	$322,175
Core Laboratories N.V. (b)	111	2,160
Halliburton Company	3,767	137,194
NexTier Oilfield Solutions, Inc. (a)	8,190	82,555
TechnipFMC plc (a)(b)	24,388	258,269
Tenaris SA – ADR (b)	12,372	388,728
TGS ASA (b)	4,441	60,464
Transocean Ltd. (a)(b)	30,326	111,600
		1,363,145

Entertainment – 0.47%
Activision Blizzard, Inc.	2,398	174,575
Electronic Arts, Inc.	144	18,138
Netflix, Inc. (a)(g)	1,033	301,512
Take-Two Interactive Software, Inc. (a)	1,730	204,970
The Walt Disney Company (a)	491	52,311
Warner Brothers Discovery, Inc. (a)	4,286	55,718
Warner Music Group Corporation, Class A	2,943	76,577
World Wrestling Entertainment, Inc., Class A	4,007	316,112
		1,199,913

Food & Staples Retailing – 0.21%
Albertsons Companies, Inc., Class A	4,365	89,526
Performance Food Group Company (a)	899	46,784
US Foods Holding Corporation (a)	5,132	152,728
Walgreens Boots Alliance, Inc.	3,367	122,895
Wal-Mart Stores, Inc.	844	120,127
		532,060

Food Products – 1.12%
Bunge Ltd. (b)	3,313	326,993
Conagra Brands, Inc.	13,093	480,513
The Hershey Company	1,288	307,536
Hostess Brands, Inc. (a)	7,674	203,207
Ingredion, Inc.	1,982	176,636
The J.M. Smucker Company	1,223	184,257
Kellogg Company	3,003	230,690
The Kraft Heinz Company	1,710	65,784
Mondelez International, Inc., Class A	1,837	112,939
Pilgrim’s Pride Corporation (a)	2,921	67,329
Post Holdings, Inc. (a)	2,036	184,095
The Simply Good Foods Company (a)	3,864	147,991

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value
Food Products – 1.12% (Continued)
Sovos Brands, Inc. (a)	5,100	$70,686
TreeHouse Foods, Inc. (a)	2,678	134,543
Utz Brands, Inc.	8,565	138,839
		2,832,038

Health Care Equipment & Supplies – 0.73%
Abbott Laboratories	2,468	244,184
ABIOMED, Inc. (a)	368	92,765
Baxter International, Inc.	1,851	100,602
Boston Scientific Corporation (a)	7,408	319,359
Cardiovascular Systems, Inc. (a)	249	3,596
CVRx, Inc. (a)	1,303	13,134
DexCom, Inc. (a)	1,847	223,081
Edwards Lifesciences Corporation (a)	1,612	116,757
Haemonetics Corporation (a)	682	57,936
Inari Medical, Inc. (a)	536	41,234
Inmode Ltd. (a)(b)	776	26,632
Inspire Medical Systems, Inc. (a)	54	10,527
Insulet Corporation (a)	207	53,574
Intuitive Surgical, Inc. (a)	465	114,609
Outset Medical, Inc. (a)	1,010	15,695
Penumbra, Inc. (a)	724	124,144
Shockwave Medical, Inc. (a)	45	13,192
STAAR Surgical Company (a)	271	19,206
Stryker Corporation	376	86,194
Tandem Diabetes Care, Inc. (a)	603	33,858
Teleflex, Inc.	246	52,782
Zimmer Biomet Holdings, Inc.	842	95,441
		1,858,502

Health Care Providers & Services – 0.92%
1Life Healthcare, Inc. (a)(g)	14,423	246,633
Acadia Healthcare Company, Inc. (a)	591	48,048
Amedisys, Inc. (a)	352	34,352
AMN Healthcare Services, Inc. (a)	437	54,843
Anthem, Inc.	274	149,815
Cano Health, Inc. (a)	2,513	8,997
Cardinal Health, Inc.	800	60,720
Centene Corporation (a)	88	7,491
Chemed Corporation	73	34,082
Cigna Corporation	850	274,601
CVS Health Corporation	322	30,493

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value
Health Care Providers & Services – 0.92% (Continued)
Encompass Health Corporation	2,134	$116,175
Enhabit, Inc. (a)	2,654	32,963
Fresenius SE & Co KGaA (b)	1,503	34,589
Guardant Health, Inc. (a)	37	1,831
HealthEquity, Inc. (a)	1,427	111,178
Humana, Inc.	281	156,820
Laboratory Corporation of America Holdings	728	161,514
McKesson Corporation	346	134,722
Molina Healthcare, Inc. (a)	577	207,062
Oak Street Health, Inc. (a)	56	1,133
Option Care Health, Inc. (a)	4,017	121,554
The Pennant Group, Inc. (a)	354	4,358
Privia Health Group, Inc. (a)	377	12,622
Quest Diagnostics, Inc.	190	27,294
Signify Health, Inc., Class A (a)	5,450	159,304
Surgery Partners, Inc. (a)	232	6,308
Tenet Healthcare Corporation (a)	1,228	54,474
Universal Health Services, Inc., Class B	462	53,532
		2,347,508

Health Care Technology – 0.02%
Evolent Health, Inc., Class A (a)	1,087	34,578
Veeva Systems, Inc. (a)	77	12,931
		47,509

Hotels, Restaurants & Leisure – 2.23%
Airbnb, Inc., Class A (a)	327	34,960
BJ’s Restaurants, Inc. (a)	3,066	100,718
Booking Holdings, Inc. (a)	58	108,430
Boyd Gaming Corporation	9,627	556,056
Carnival Corporation (a)(b)	18,206	164,946
Darden Restaurants, Inc.	2,171	310,757
Domino’s Pizza, Inc.	241	80,070
DraftKings, Inc., Class A (a)(g)	2,374	37,509
Hilton Worldwide Holdings, Inc. (g)	6,252	845,646
Hyatt Hotels Corporation, Class A (a)	3,082	290,355
International Game Technology plc (b)	640	12,832
Jack in the Box, Inc.	1,988	175,401
Las Vegas Sands Corporation (a)(g)	19,144	727,663
Marriott International, Inc., Class A	203	32,502
Marriott Vacations Worldwide Corporation	104	15,367
McDonald’s Corporation (g)	29	7,907

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value
Hotels, Restaurants & Leisure – 2.23% (Continued)
Melco Crown Entertainment Ltd. – ADR (a)(b)(g)	17,764	$97,169
MGM Resorts International	3,276	116,527
Norwegian Cruise Line Holdings Ltd. (a)(b)	15,252	257,606
Planet Fitness, Inc., Class A (a)	1,477	96,714
Restaurant Brands International, Inc. (b)	3,495	207,533
Royal Caribbean Cruises Ltd. (a)(b)(g)	13,433	717,054
Sweetgreen, Inc., Class A (a)	4,641	86,323
Travel + Leisure Company	583	22,142
Vail Resorts, Inc.	655	143,530
Wyndham Hotels & Resorts, Inc.	506	38,421
Wynn Resorts Ltd. (a)(g)	4,654	297,391
Yum! Brands, Inc.	674	79,700
		5,661,229

Household Durables – 0.03%
Meritage Homes Corporation (a)	517	39,375
Sony Group Corporation (b)	176	11,868
TopBuild Corporation (a)	163	27,733
		78,976

Household Products – 0.28%
The Clorox Company	698	101,936
The Procter & Gamble Company	4,491	604,803
		706,739

Industrial Conglomerates – 0.51%
General Electric Company	6,188	481,488
Honeywell International, Inc.	896	182,802
Roper Technologies, Inc.	1,294	536,415
Siemens AG, Reg (b)	855	93,374
		1,294,079

Insurance – 0.09%
International General Insurance Holdings Ltd. (b)	29,450	223,525
Syncora Holdings Ltd. – ADR (a)(b)(f)	2,808	110
		223,635

Interactive Media & Services – 0.27%
Alphabet, Inc., Class A (a)	3,185	301,014
Alphabet, Inc., Class C (a)	1	95
Bambuser AB (a)(b)	20,591	8,137
IAC, Inc. (a)	1,339	65,183
Match Group, Inc. (a)	293	12,658

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value
Interactive Media & Services – 0.27% (Continued)
Meta Platforms, Inc., Class A (a)(g)	1,372	$127,816
Pinterest, Inc. (a)	984	24,206
Vimeo, Inc. (a)	23,709	90,094
ZoomInfo Technologies, Inc. (a)	1,034	46,044
		675,247

Internet & Direct Marketing Retail – 0.26%
Amazon.com, Inc. (a)(g)	5,458	559,117
Expedia Group, Inc. (a)	387	36,173
Xometry, Inc., Class A (a)	1,200	72,072
		667,362

Internet Software & Services – 0.05%
Criteo S.A. – ADR (a)(b)	4,733	120,691

IT Services – 0.77%
Akamai Technologies, Inc. (a)	1,098	96,986
Cloudflare, Inc., Class A (a)(g)	1,018	57,334
DXC Technology Company (a)	2,925	84,094
EPAM Systems, Inc. (a)	1,410	493,500
Evo Payments, Inc. (a)	1,646	55,454
Fujitsu Ltd. (b)	142	16,338
GoDaddy, Inc., Class A (a)	1,548	124,459
LiveRamp Holdings, Inc. (a)	21,957	403,131
MoneyGram International, Inc. (a)	4,176	44,224
Okta, Inc. (a)	979	54,942
PayPal Holdings, Inc. (a)	1,780	148,772
Shopify, Inc., Class A (a)(b)	431	14,753
Snowflake, Inc., Class A (a)	108	17,312
Squarespace, Inc., Class A (a)	1,866	41,444
Switch, Inc., Class A	6,523	222,108
Toast, Inc., Class A (a)	1,335	29,490
Twilio, Inc., Class A (a)	630	46,853
		1,951,194
Leisure Products – 0.06%
Old PSG Wind-Down Ltd. (a)(b)(f)	2,127	202
Peloton Interactive, Inc., Class A (a)(g)	2,907	24,419
Topgolf Callaway Brands Corporation (a)	6,333	118,554
		143,175

Life Sciences Tools & Services – 0.29%
Avantor, Inc. (a)	4,460	89,958
Bio-Rad Laboratories, Inc., Class A (a)	152	53,460

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value
Life Sciences Tools & Services – 0.29% (Continued)
Bruker Corporation	1,100	$68,024
Charles River Laboratories International, Inc. (a)	901	191,237
IQVIA Holdings, Inc. (a)	391	81,981
Pacific Biosciences of California, Inc. (a)	1,054	8,896
Qiagen N.V. (a)(b)	4,066	177,115
Repligen Corporation (a)	188	34,308
SomaLogic, Inc. (a)	9,757	33,857
Standard BioTools, Inc. (a)	218	257
		739,093

Machinery – 0.54%
Caterpillar, Inc.	880	190,485
Cummins, Inc.	185	45,234
Deere & Company	230	91,039
Flowserve Corporation	6,512	186,764
Fortive Corporation	290	18,531
Ingersoll Rand, Inc.	2,127	107,414
Komatsu Ltd. (b)	814	15,946
Nikola Corporation (a)(g)	22,500	85,275
PACCAR, Inc.	569	55,096
Parker-Hannifin Corporation	61	17,728
Proto Labs, Inc. (a)	3,739	142,792
The Timken Company	830	59,171
Trinity Industries, Inc.	12,896	367,923
		1,383,398

Marine – 0.11%
Kirby Corporation (a)	3,449	240,568
Star Bulk Carriers Corporation (b)	1,700	29,614
		270,182

Media – 0.37%
comScore, Inc. (a)	245,605	297,182
DISH Network Corporation, Class A (a)	840	12,524
Fox Corporation	322	9,296
The Interpublic Group of Companies, Inc.	7,317	217,974
Liberty Media Corp-Liberty SiriusXM, Class A (a)	1,057	44,859
Nexstar Media Group, Inc., Class A	808	138,410
Shaw Communications, Inc., Class B (a)(b)	923	23,706
Shaw Communications, Inc., Class B (b)	2,705	69,492
TEGNA, Inc.	2,665	55,645
The Trade Desk, Inc., Class A (a)	1,472	78,369
		947,457

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value

Metals & Mining – 0.59%
Agnico Eagle Mines Ltd. (b)	1,615	$70,996
Alcoa Corporation	2,045	79,816
Capstone Copper Corporation (a)(b)	14,098	32,701
Carpenter Technology Corporation	9,186	343,556
Champion Iron Ltd. (a)(b) – Canadian Stock Exchange	1	3
Champion Iron Ltd. (b) – Australian Stock Exchange	13,072	39,320
Cleveland-Cliffs, Inc. (a)	24	312
ERO Copper Corporation (a)(b)	4,409	50,195
Filo Mining Corporation (a)(b)	8,848	105,993
Ivanhoe Mines Ltd., Class A (a)(b)	19,330	134,083
Lynas Rare Earths Ltd. (a)(b)	5,518	29,432
Mineral Resources Ltd. (b)	2,845	133,379
NGEx Minerals Ltd. (a)(b)	15,099	26,599
Nucor Corporation	437	57,413
Patriot Battery Metals, Inc. (a)(b)	9,831	36,586
Sigma Lithium Corporation (a)(b)	5,132	183,418
Teck Resources Ltd., Class B (b)	3,369	102,552
Turquoise Hill Resources Ltd. (a)(b)	2,823	79,355
Zacapa Resources Ltd. (a)(b)	1,762	194
		1,505,903

Multiline Retail – 0.10%
Dollar General Corporation	802	204,550
Kohl’s Corporation	1,337	40,043
		244,593

Multi-Utilities – 0.02%
RWE AG (b)	1,215	46,772

Oil, Gas & Consumable Fuels – 3.30%
Alliance Resource Partners LP	13,033	316,441
Antero Resources Corporation (a)	10,499	384,893
Cameco Corporation (b)	4,778	113,334
Chesapeake Energy Corporation	3,361	343,729
Chevron Corporation	1,795	324,715
Chord Energy Corporation	1,262	193,200
ConocoPhillips	5,639	711,022
Devon Energy Corporation	6,545	506,256
Diamondback Energy, Inc.	2,945	462,689
EOG Resources, Inc.	3,442	469,902
EQT Corporation	1,127	47,154
Exxon Mobil Corporation	3,944	437,035
Magnolia Oil & Gas Corporation, Class A	3,959	101,667

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value
Oil, Gas & Consumable Fuels – 3.30% (Continued)
Marathon Oil Corporation	14,280	$434,826
Marathon Petroleum Corporation	1,199	136,230
Matador Resources Company	5,162	343,015
Murphy Oil Corporation	8,427	408,794
Northern Oil and Gas, Inc.	9,479	323,613
Occidental Petroleum Corporation	5,478	397,703
PBF Energy, Inc., Class A (a)	5,509	243,773
PDC Energy, Inc.	1,706	123,071
Petroleo Brasileiro SA – ADR (b)	11,105	142,366
Phillips 66	922	96,155
Pioneer Natural Resources Company	1,572	403,077
Range Resources Corporation	11,762	334,982
SM Energy Company	5,792	260,524
Southwestern Energy Company (a)	45,703	316,722
Valero Energy Corporation	24	3,013
		8,379,901

Paper & Forest Products – 0.03%
Resolute Forest Products, Inc. (a)	941	19,582
Stella-Jones, Inc. (b)	1,765	53,157
		72,739

Personal Products – 0.15%
e.l.f. Beauty, Inc. (a)	4,391	189,955
Unilever plc (b)	4,363	199,137
		389,092

Pharmaceuticals – 0.59%
AstraZeneca plc – ADR	2,884	169,608
Bausch Health Companies, Inc. (a)(b)	451	2,932
Bayer AG (b)	3,946	207,485
Bristol Myers-Squibb Company	51	3,951
Catalent, Inc. (a)	28	1,840
Elanco Animal Health, Inc. (a)	1,015	13,388
Eli Lilly & Company (g)	940	340,365
GSK plc – ADR (b)	126	4,179
Intra-Cellular Therapies, Inc. (a)	516	23,566
Jazz Pharmaceuticals plc (a)(b)	906	130,274
Merck & Company, Inc. (g)	2,028	205,234
Merck KGaA (b)	277	45,141
Pfizer, Inc.	1,168	54,370
Relmada Therapeutics, Inc. (a)	3,071	19,624
Royalty Pharma plc, Class A (b)	935	39,569

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value
Pharmaceuticals – 0.59% (Continued)
Sanofi – ADR (b)	97	$4,193
Teva Pharmaceutical Industries Ltd. – ADR (a)(b)	6,966	62,137
Viatris, Inc.	5,288	53,567
Zoetis, Inc.	716	107,958
		1,489,381

Professional Services – 0.02%
KBR, Inc.	952	47,381

Real Estate Investment Trusts (REITs) – 5.55%
Acadia Realty Trust	27,169	379,551
American Homes 4 Rent, Class A	15,605	498,424
Americold Realty Trust	12,267	297,475
AvalonBay Communities, Inc.	3,388	593,307
Boston Properties, Inc.	13,123	954,042
Brixmor Property Group, Inc.	34,206	728,930
Broadstone Net Lease, Inc.	16,756	287,198
Cousins Properties, Inc.	26,805	636,887
CubeSmart	14,207	594,847
Douglas Emmett, Inc.	14,333	252,117
EastGroup Properties, Inc.	748	117,204
Equity LifeStyle Properties, Inc.	3,671	234,797
Essential Properties Realty Trust, Inc.	43,570	937,626
Federal Realty Investment Trust	1,471	145,600
Healthpeak Properties, Inc.	27,718	657,748
Highwoods Properties, Inc.	26,045	735,250
Lexington Realty Trust	707	6,844
National Retail Properties, Inc.	17,678	743,006
Paramount Group, Inc.	2,115	13,684
Prologis, Inc.	3,024	334,908
Public Storage	904	280,014
Regency Centers Corporation	9,313	563,530
Retail Opportunity Investments Corporation	13,491	195,350
Rexford Industrial Realty, Inc.	5,873	324,659
Sabra Health Care REIT, Inc.	60,435	825,542
Spirit Realty Capital, Inc.	4,650	180,560
STORE Capital Corporation	13,556	431,081
UDR, Inc.	14,786	587,891
Ventas, Inc.	28,602	1,119,196
VICI Properties, Inc.	2,631	84,245
Washington Real Estate Investment Trust	17,502	334,113
		14,075,626

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value
Road & Rail – 0.49%
ArcBest Corporation	109	$8,658
Canadian Pacific Railway Ltd. (b)	3,005	223,842
CSX Corporation	11,721	340,612
FTAI Infrastructure, Inc. (a)	557	1,532
Heartland Express, Inc.	402	5,982
J.B. Hunt Transport Services, Inc.	1,629	278,673
Lyft, Inc., Class A (a)	2,260	33,086
Norfolk Southern Corporation	68	15,509
TFI International, Inc. – ADR	82	7,464
Uber Technologies, Inc. (a)	344	9,140
Union Pacific Corporation	1,084	213,700
XPO Logistics, Inc. (a)	1,870	96,754
		1,234,952

Semiconductors & Semiconductor Equipment – 1.65%
Advanced Micro Devices, Inc. (a)	13,462	808,528
Ambarella, Inc. (a)(b)	2,928	160,250
ASML Holding N.V. (b)	317	149,757
Broadcom, Inc.	66	31,028
Lam Research Corporation	200	80,956
MACOM Technology Solutions Holdings, Inc. (a)	4,713	272,741
Marvell Technology, Inc.	13,065	518,419
Micron Technology, Inc.	5,099	275,856
Monolithic Power Systems, Inc.	248	84,184
NVIDIA Corporation	144	19,436
NXP Semiconductors N.V. (b)(g)	286	41,779
ON Semiconductor Corporation (a)	1,309	80,412
QUALCOMM, Inc. (g)	11,273	1,326,381
Silicon Laboratories, Inc. (a)	648	74,468
Synaptics, Inc. (a)	684	60,602
Taiwan Semiconductor Manufacturing Company Ltd. – ADR (b)	266	16,372
Texas Instruments, Inc. (g)	820	131,717
Ultra Clean Holdings, Inc. (a)	2,049	63,744
		4,196,630

Software – 3.81%
8x8, Inc. (a)	10,200	43,146
Adobe, Inc. (a)	954	303,849
Alteryx, Inc., Class A (a)(g)	1,600	77,968
Asana, Inc., Class A (a)(g)	2,670	55,002
Atlassian Corporation, Class A (a)	669	135,626
Autodesk, Inc. (a)	380	81,434
Bill.com Holdings, Inc. (a)	803	107,088

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value
Software – 3.81% (Continued)
Braze, Inc., Class A (a)	2,544	$75,328
BTRS Holdings, Inc. (a)	6,357	60,010
Cadence Design Systems, Inc. (a)	442	66,914
Cipher Mining, Inc. (a)	54,078	54,619
Confluent, Inc., Class A (a)	3,412	91,715
Crowdstrike Holdings, Inc., Class A (a)	569	91,723
CyberArk Software Ltd. (a)(b)	2,945	462,100
Datadog, Inc., Class A (a)	1,189	95,726
The Descartes Systems Group, Inc. (a)(b)	109	7,529
Domo, Inc., Class B (a)	12,047	212,870
Dynatrace, Inc. (a)(g)	1,763	62,128
Elastic N.V. (a)(b)	953	60,944
Everbridge, Inc. (a)	1,065	33,366
Five9, Inc. (a)	850	51,221
ForgeRock, Inc., Class A (a)	5,267	118,824
Freshworks, Inc., Class A (a)	2,720	36,965
Gitlab, Inc., Class A (a)	1,620	78,505
HubSpot, Inc. (a)	401	118,921
Intuit, Inc.	1,690	722,475
KnowBe4, Inc., Class A (a)	2,848	70,004
Manhattan Associates, Inc. (a)	985	119,845
Microsoft Corporation	2,135	495,598
Momentive Global, Inc. (a)	9,388	72,851
Monday.com Ltd. (a)(b)	939	100,417
New Relic, Inc. (a)	1,323	78,375
Nice Ltd. – ADR (a)(b)	241	45,763
Nutanix, Inc., Class A (a)(g)	7,569	207,391
Oracle Corporation	16,361	1,277,303
Palo Alto Networks, Inc. (a)	3,972	681,555
Paycom Software, Inc. (a)	535	185,110
Paylocity Holding Corporation (a)	611	141,624
Q2 Holdings, Inc. (a)	2,176	67,543
Qualtrics International, Inc., Class A (a)	3,658	43,786
RingCentral, Inc., Class A (a)(g)	1,367	48,556
Riskfield Ltd., Class A (a)(b)	20,601	91,674
Salesforce.com, Inc. (a)	1,343	218,358
SentinelOne, Inc., Class A (a)	8,293	189,412
ServiceNow, Inc. (a)(g)	994	418,216
Smartsheet, Inc., Class A (a)	922	32,196
Splunk, Inc. (a)	372	30,917
Sumo Logic, Inc. (a)	17,196	132,581
Synopsys, Inc. (a)	402	117,605

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value
Software – 3.81% (Continued)
Tenable Holdings, Inc. (a)	3,415	$138,786
Varonis Systems, Inc. (a)	4,849	129,808
Verint Systems, Inc. (a)	1,735	61,471
VMware, Inc., Class A	729	82,034
Workday, Inc., Class A (a)	2,039	317,717
Workiva, Inc. (a)	534	41,551
Zendesk, Inc. (a)	7,264	557,076
Zscaler, Inc. (a)	1,151	177,369
		9,678,488

Special Purpose Acquisition Companies – 0.01%
Aequi Acquisition Corporation, Class A (a)	1,800	18,072

Specialty Retail – 0.39%
Advance Auto Parts, Inc.	269	51,088
AutoZone, Inc. (a)	34	86,118
Best Buy Company, Inc.	411	28,117
Dick’s Sporting Goods, Inc.	215	24,458
The Home Depot, Inc.	541	160,206
Lithia Motors, Inc.	1,824	361,426
Lowe’s Companies, Inc.	198	38,600
The TJX Companies, Inc.	3,275	236,128
		986,141

Technology Hardware, Storage & Peripherals – 0.41%
Apple, Inc.	2,446	375,070
NetApp, Inc.	861	59,641
Pure Storage, Inc., Class A (a)	19,279	594,950
		1,029,661

Textiles, Apparel & Luxury Goods – 0.09%
Lululemon Athletica, Inc. (a)	158	51,989
Tapestry, Inc.	5,440	172,339
		224,328

Thrifts & Mortgage Finance – 0.19%
Mr. Cooper Group, Inc. (a)	9,364	369,784
PennyMac Financial Services, Inc.	2,344	124,982
		494,766

Tobacco – 0.03%
Swedish Match AB (b)	6,341	65,217

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value

Trading Companies & Distributors – 0.43%
Air Lease Corporation	475	$16,763
Ferguson plc (b)	1,526	166,731
Fortress Transportation and Infrastructure Investors LLC, Class A	26,144	454,383
MRC Global, Inc. (a)	14,314	143,569
Russel Metals, Inc. (a)(b)	272	5,634
United Rentals, Inc. (a)	538	169,852
W.W. Grainger, Inc.	49	28,633
WESCO International, Inc. (a)	842	116,002
		1,101,567

Wireless Communication Services – 0.00%
NII Holdings, Inc. (a)(b)(f)	6,235	2,182

Wireless Telecommunication Services – 0.11%
T-Mobile U.S., Inc. (a)(g)	1,879	284,781
Total Common Stocks
(Cost $95,627,812)		95,946,877

EXCHANGE TRADED FUNDS – 17.89%
Direxion Daily MSCI Brazil Bull 2X Shares (g)	2,600	224,562
Invesco S&P 500 Equal Weight ETF	4,897	683,425
iShares 20+ Year Treasury Bond ETF	6,747	648,454
iShares iBoxx $Investment Grade Corporate Bond ETF (d)	193,300	19,590,955
iShares iBoxx High Yield Corporate Bond ETF (d)	292,100	21,448,903
iShares MSCI Brazil ETF	4,118	134,535
iShares Russell 2000 ETF	2,311	423,676
iShares U.S. Home Construction ETF	1,987	111,828
ProShares Ultra VIX Short-Term Futures ETF (a)(g)	25,715	252,264
ProShares UltraPro QQQ (g)	3,200	67,040
ProShares UltraShort 20+ Year Treasury (a)	146	5,253
ProShares VIX Short-Term Futures ETF (a)	10,344	147,816
SPDR S&P 500 ETF Trust (g)	3,834	1,480,729
SPDR S&P Homebuilders ETF	244	14,235
SPDR S&P Oil & Gas Exploration & Production ETF	243	36,764
Sprott Physical Gold Trust (a)	2,601	32,799
United States Oil Fund LP (a)	717	51,287
Utilities Select Sector SPDR Fund	459	30,652
Total Exchange Traded Funds
(Cost $55,663,018)		45,385,177

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

	Shares	Value

CONTINGENT VALUE RIGHT – 0.00%
Kinross Gold Corporation (a)(b)(f)	835	$—
Total Contingent Value Right
(Cost $—)		—

ESCROW NOTES – 0.01%
Altaba, Inc. (a)(f)	5,796	21,735
Total Escrow Notes
(Cost $19,909)		21,735

WARRANTS – 0.01%

Biotechnology – 0.00%
Zealand Pharma A/S (a)(b)(f)
Exercise Price: $12.00, 11/24/2023	1,688	—

Insurance – 0.01%
International General Insurance Holdings Ltd. (a)(b)
Exercise Price: $25.00, 3/17/2025	29,450	19,290

Health Care Technology – 0.00%
Multiplan Corporation
Exercise Price: $11.50, 2/13/2025	515	99

Health Care Providers & Services – 0.00%
Sema4 Holdings Corporation (a)
Exercise Price: $11.50, 7/22/2026	25,818	3,875

Special Purpose Acquisition Companies – 0.00%
Aequi Acquisition Corporation, Class A (a)
Exercise Price: $27.00, 11/30/2027	600	12
Total Warrants
(Cost $120,013)		23,276

		Notional
PURCHASED OPTIONS – 0.06%	Contracts (c)	Amount

Purchased Call Options (a) – 0.04%
ADT, Inc.
Expiration: November 2022, Exercise Price: $12.00	666	$563,436	1,665
Alcoa Corporation
Expiration: November 2022, Exercise Price: $44.00	19	74,157	1,453
Expiration: March 2023, Exercise Price: $55.00	6	23,418	1,101
Alteryx, Inc.
Expiration: January 2023, Exercise Price: $65.00	9	43,857	1,035

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

		Notional
	Contracts (c)	Amount	Value
Purchased Call Options (a) – 0.04% (Continued)
Beyond Meat, Inc. (g)
Expiration: November 2022, Exercise Price: $17.50	27	$42,390	$2,808
CVS Health Corporation
Expiration: November 2022, Exercise Price: $95.00	20	189,400	4,070
DraftKings, Inc. (g)
Expiration: November 2022, Exercise Price: $17.50	33	52,140	2,359
Dynatrace, Inc. (g)
Expiration: February 2023, Exercise Price: $35.00	5	17,620	2,350
GSK plc
Expiration: November 2022, Exercise Price: $33.00	27	89,559	2,902
Expiration: November 2022, Exercise Price: $35.00	22	72,974	715
Humana, Inc.
Expiration: November 2022, Exercise Price: $550.00	2	111,616	3,210
iShares 20+ Year Treasury Bond ETF
Expiration: January 2023, Exercise Price: $114.00	5	48,055	173
iShares China Large-Cap ETF
Expiration: December 2022, Exercise Price: $29.00	54	113,130	108
iShares iBoxx $Investment Grade Corporate Bond ETF
Expiration: November 2022, Exercise Price: $105.00	27	273,645	513
Las Vegas Sands Corporation (g)
Expiration: December 2022, Exercise Price: $38.00	36	136,836	11,340
Li-Cycle Holdings Corporation
Expiration: January 2023, Exercise Price: $10.00	9	5,364	90
Medtronic plc
Expiration: November 2022, Exercise Price: $85.00	7	61,138	2,712
Melco Resorts & Entertainment Ltd.
Expiration: January 2023, Exercise Price: $8.00	31	16,957	930
Meta Platforms, Inc. (g)
Expiration: December 2022, Exercise Price: $175.00	9	83,844	54
NOV, Inc.
Expiration: November 2022, Exercise Price: $25.00	136	304,640	4,080
Nutanix, Inc. (g)
Expiration: January 2023, Exercise Price: $15.00	14	38,360	17,570
Peloton Interactive, Inc. (g)
Expiration: March 2023, Exercise Price: $10.00	27	22,680	4,199
RingCentral, Inc. (g)
Expiration: December 2022, Exercise Price: $50.00	8	28,416	500
Royal Caribbean Cruises Ltd.
Expiration: December 2022, Exercise Price: $50.00	13	69,394	9,393
Sanofi
Expiration: November 2022, Exercise Price: $42.00	9	38,907	1,800

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

		Notional
	Contracts (c)	Amount	Value
Purchased Call Options (a) – 0.04% (Continued)
SPDR S&P 500 ETF Trust
Expiration: November 2022, Exercise Price: $380.00	4	$154,484	$5,268
Expiration: December 2022, Exercise Price: $450.00	24	926,904	756
Tenet Healthcare Corporation
Expiration: November 2022, Exercise Price: $45.00	2	8,872	380
T-Mobile US, Inc.
Expiration: November 2022, Exercise Price: $140.00	4	60,624	5,030
Transocean Ltd.
Expiration: January 2023, Exercise Price: $5.00	96	35,328	1,824
Warner Brothers Discovery, Inc.
Expiration: November 2022, Exercise Price: $17.50	32	41,600	112
Wynn Resorts Ltd. (g)
Expiration: November 2022, Exercise Price: $65.00	21	134,190	7,245
Total Purchased Call Options
(Cost $93,234)			97,745

Purchased Put Options (a) – 0.02%
Aurinia Pharmaceuticals, Inc.
Expiration: November 2022, Exercise Price: $5.00	2	1,626	11
Corsair Gaming, Inc.
Expiration: November 2022, Exercise Price: $12.50	27	37,260	1,039
Edwards Lifesciences Corporation (g)
Expiration: November 2022, Exercise Price: $83.00	1	7,243	1,065
Eli Lilly & Company (g)
Expiration: November 2022, Exercise Price: $345.00	1	36,209	605
Health Care Select Sector SPDR Fund
Expiration: November 2022, Exercise Price: $130.00	14	185,850	672
Horizon therapeutics plc (g)
Expiration: November 2022, Exercise Price: $60.00	1	6,232	203
Johnson & Johnson
Expiration: November 2022, Exercise Price: $170.00	21	365,337	819
PBF Energy, Inc. (g)
Expiration: November 2022, Exercise Price: $42.00	7	30,975	1,260
SPDR S&P 500 ETF Trust (g)
Expiration: November 2022, Exercise Price: $370.00	21	811,041	9,692
SPDR S&P Oil & Gas Exploration & Production ETF
Expiration: November 2022, Exercise Price: $138.00	122	1,845,738	20,008
Steel Dynamics, Inc.
Expiration: November 2022, Exercise Price: $90.00	14	131,670	3,220
Stryker Corporation (g)
Expiration: November 2022, Exercise Price: $225.00	1	22,924	600

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Investments – Continued
October 31, 2022

		Notional
	Contracts (c)	Amount	Value
Purchased Put Options (a) – 0.02% (Continued)
TechnipFMC plc
Expiration: November 2022, Exercise Price: $10.00	133	$140,847	$3,657
UnitedHealth Group, Inc. (g)
Expiration: November 2022, Exercise Price: $485.00	2	111,030	19
Expiration: November 2022, Exercise Price: $520.00	14	777,210	497
Vertex Pharmaceuticals, Inc. (g)
Expiration: November 2022, Exercise Price: $285.00	1	31,200	143
Total Purchased Put Options
(Cost $138,018)			43,510
Total Purchased Options
(Cost $231,252)			141,255

	Shares
MONEY MARKET FUND – 28.67%
Fidelity Investments Money Market Funds Government
Portfolio, Class I, 2.87% (d)(e)	72,738,939	72,738,939
Total Money Market Fund
(Cost $72,738,939)		72,738,939
Total Investments
(Cost $224,400,943) – 84.45%		214,257,259
Other Assets In Excess Of Liabilities – 15.55% (d)		39,469,310
Net Assets – 100.00%		$253,726,569

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)
All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contacts, and futures contracts. The total value of assets committed as collateral as of October 31, 2022 is $144,630,894.

(e)	The rate quoted is the annualized seven-day effective yield as of October 31, 2022.
(f)	Level 3 security. See Note 2 in the Notes to Financial Statements.
(g)	Held in connection with a written option contract. See Schedule of Written Options for more details.
ADR – American Depository Receipt
ETF – Exchange Traded Fund
plc – Public Limited Company
Reg – Registered

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short
October 31, 2022

	Shares	Value
SHORT COMMON STOCKS (a) – (22.23)%

Aerospace & Defense – (0.10)%
AeroVironment, Inc.	(332)	$(30,378)
The Boeing Company	(544)	(77,525)
L3Harris Technologies, Inc.	(544)	(134,080)
Lockheed Martin Corporation	(16)	(7,787)
		(249,770)

Air Freight & Logistics – (0.29)%
Atlas Air Worldwide Holdings, Inc.	(1,265)	(127,942)
FedEx Corporation	(40)	(6,411)
Hub Group, Inc., Class A	(1,059)	(82,178)
United Parcel Service, Inc., Class B	(3,094)	(519,080)
		(735,611)

Airlines – (0.18)%
American Airlines Group, Inc.	(29,753)	(421,898)
JetBlue Airways Corporation	(5,473)	(44,003)
		(465,901)

Auto Components – (0.01)%
QuantumScape Corporation	(4,128)	(34,386)

Automobiles – (0.33)%
Ford Motor Company	(40,812)	(545,656)
Rivian Automotive, Inc., Class A	(1,625)	(56,826)
Stellantis N.V. (b)	(5,448)	(73,657)
Tesla Motors, Inc.	(555)	(126,285)
Winnebago Industries, Inc.	(437)	(26,085)
		(828,509)

Banks – (1.51)%
Ameris Bancorp	(1,657)	(85,352)
Bank OZK	(5,675)	(243,912)
BankUnited, Inc.	(4,899)	(176,119)
Citigroup, Inc.	(7,915)	(362,982)
Columbia Banking System, Inc.	(1,285)	(43,009)
East West Bancorp, Inc.	(3,412)	(244,197)
First Citizens BancShares, Inc., Class A	(203)	(166,890)
First Hawaiian, Inc.	(2,344)	(59,960)
First Republic Bank	(1,062)	(127,546)
Hilltop Holdings, Inc.	(6,003)	(173,787)
Huntington Bancshares, Inc.	(20,128)	(305,543)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
Banks – (1.51)% (Continued)
The PNC Financial Services Group, Inc.	(2,598)	$(420,434)
Prosperity Bancshares, Inc.	(1,700)	(121,669)
Regions Financial Corporation	(10,880)	(238,816)
Simmons First National Corporation, Class A	(4,157)	(99,228)
SVB Financial Group	(2,084)	(481,321)
Truist Financial Corporation	(8,233)	(368,756)
Zions Bancorporation NA	(2,312)	(120,085)
		(3,839,606)

Beverages – (0.47)%
Anheuser-Busch InBev SA – ADR	(4,349)	(217,885)
The Boston Beer Company, Inc., Class A	(157)	(58,607)
Brown-Forman Corporation, Class B	(3,065)	(208,420)
The Coca-Cola Company	(6,591)	(394,471)
Keurig Dr. Pepper, Inc.	(1,632)	(63,387)
Molson Coors Brewing Company, Class B	(1,253)	(63,189)
National Beverage Corporation	(3,857)	(182,899)
		(1,188,858)

Biotechnology – (0.28)%
ADC Therapeutics S.A. (b)	(216)	(959)
Arcturus Therapeutics Holdings, Inc.	(399)	(7,062)
Arcus Biosciences, Inc.	(333)	(8,485)
Avidity Biosciences, Inc.	(459)	(6,555)
Beam Therapeutics, Inc.	(266)	(11,720)
Caribou Biosciences, Inc.	(929)	(9,049)
Compass Pathways plc – ADR	(1,281)	(13,502)
Design Therapeutics, Inc.	(535)	(8,357)
Editas Medicine, Inc.	(1,067)	(13,391)
Erasca, Inc.	(1,912)	(15,621)
Graphite Bio, Inc.	(514)	(1,804)
ImmunoGen, Inc.	(2,419)	(14,369)
Ionis Pharmaceuticals, Inc.	(268)	(11,846)
iTeos Therapeutics, Inc.	(388)	(7,558)
Kodiak Sciences, Inc.	(1,465)	(10,519)
Krystal Biotech, Inc.	(215)	(16,448)
Moderna, Inc.	(1,664)	(250,149)
Natera, Inc.	(296)	(13,900)
Neurocrine Biosciences, Inc.	(250)	(28,780)
Nkarta, Inc.	(534)	(6,734)
Novavax, Inc.	(898)	(19,998)
Praxis Precision Medicines, Inc.	(123)	(242)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
Biotechnology – (0.28)% (Continued)
Protagonist Therapeutics, Inc.	(383)	$(3,102)
Recursion Pharmaceuticals, Inc., Class A	(800)	(8,440)
Regeneron Pharmaceuticals, Inc.	(275)	(205,906)
Rocket Pharmaceuticals, Inc.	(546)	(10,188)
Scholar Rock Holding Corporation	(395)	(3,855)
SQZ Biotechnologies Company	(206)	(587)
Stoke Therapeutics, Inc.	(510)	(7,574)
		(716,700)

Building Products – (0.12)%
Allegion plc (b)	(967)	(101,313)
Builders FirstSource, Inc.	(218)	(13,442)
Carrier Global Corporation	(591)	(23,498)
JELD-WEN Holding, Inc.	(3,052)	(32,382)
Masco Corporation	(601)	(27,808)
Owens Corning	(1,248)	(106,841)
		(305,284)

Capital Markets – (1.00)%
BlackRock, Inc.	(566)	(365,585)
Blackstone, Inc.	(3,264)	(297,481)
EQT AB (b)	(930)	(18,302)
Federated Investors, Inc., Class B	(1,768)	(61,438)
Janus Henderson Group plc (b)	(13,609)	(309,877)
KKR & Company, Inc.	(2,425)	(117,928)
Moelis & Company	(3,630)	(154,130)
Morgan Stanley	(3,732)	(306,658)
Northern Trust Corporation	(3,536)	(298,262)
Raymond James Financial, Inc.	(1,017)	(120,148)
SEI Investments Company	(3,351)	(181,959)
T. Rowe Price Group, Inc.	(2,843)	(301,813)
		(2,533,581)

Chemicals – (0.12)%
Albemarle Corporation	(136)	(38,062)
Corteva, Inc.	(725)	(47,372)
Dow, Inc.	(1,038)	(48,516)
The Mosaic Company	(2,146)	(115,348)
The Scotts Miracle-Gro Company	(563)	(25,847)
The Sherwin-Williams Company	(82)	(18,452)
		(293,597)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
Commercial Services & Supplies – (0.17)%
Clean Harbors, Inc.	(108)	$(13,226)
KAR Auction Services, Inc.	(3,267)	(47,470)
Ritchie Brothers Auctioneers, Inc. (b)	(829)	(54,159)
Tetra Tech, Inc.	(1,147)	(162,048)
Waste Connections, Inc. (b)	(461)	(60,811)
Waste Management, Inc.	(620)	(98,189)
		(435,903)

Communications Equipment – (0.03)%
Lumentum Holdings, Inc.	(1,061)	(78,991)

Construction & Engineering – (0.11)%
AECOM	(3,797)	(285,838)

Consumer Finance – (0.41)%
Ally Financial, Inc.	(13,153)	(362,497)
Capital One Financial Corporation	(3,968)	(420,687)
OneMain Holdings, Inc.	(3,262)	(125,783)
Synchrony Financial	(3,416)	(121,473)
		(1,030,440)

Containers & Packaging – (0.17)%
Ball Corporation	(3,778)	(186,595)
Crown Holdings, Inc.	(2,926)	(200,694)
Greif, Inc., Class A	(597)	(39,527)
		(426,816)

Distributors – (0.09)%
Genuine Parts Company	(1,087)	(193,334)
Pool Corporation	(78)	(23,730)
		(217,064)

Diversified Consumer Services – (0.22)%
ADT, Inc.	(66,600)	(563,436)

Diversified Telecommunication Services – (0.15)%
AT&T, Inc.	(11,367)	(207,220)
Lumen Technologies, Inc.	(7,410)	(54,538)
Verizon Communications, Inc.	(3,287)	(122,835)
		(384,593)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
Electrical Equipment – (0.05)%
Acuity Brands, Inc.	(567)	$(104,084)
Regal Rexnord Corporation	(215)	(27,206)
		(131,290)

Electronic Equipment, Instruments & Components – (0.11)%
Corning, Inc.	(8,190)	(263,472)
Zebra Technologies Corporation, Class A	(24)	(6,797)
		(270,269)

Energy Equipment & Services – (0.36)%
Baker Hughes Company	(8,600)	(237,876)
NOV, Inc.	(12,468)	(279,283)
ProPetro Holding Corporation	(84)	(995)
Schlumberger N.V. Ltd. (b)	(7,637)	(397,353)
		(915,507)

Entertainment – (0.10)%
Endeavor Group Holdings, Inc., Class A	(3,283)	(71,701)
Liberty Media Corp-Liberty Formula One, Class C	(1,043)	(60,212)
Live Nation Entertainment, Inc.	(276)	(21,972)
ROBLOX Corporation, Class A	(1,153)	(51,585)
Roku, Inc.	(836)	(46,431)
		(251,901)

Food & Staples Retailing – (0.17)%
Casey’s General Stores, Inc.	(509)	(118,449)
Costco Wholesale Corporation	(218)	(109,327)
The Kroger Company	(2,000)	(94,580)
Sysco Corporation	(1,199)	(103,785)
		(426,141)

Food Products – (0.97)%
Archer-Daniels-Midland Company	(759)	(73,608)
B&G Foods, Inc.	(3,385)	(55,446)
Campbell Soup Company	(6,836)	(361,693)
Flowers Foods, Inc.	(11,689)	(335,591)
General Mills, Inc.	(6,759)	(551,399)
The Hain Celestial Group, Inc.	(2,105)	(39,385)
Hormel Foods Corporation	(605)	(28,102)
Kellogg Company	(351)	(26,964)
McCormick & Company, Inc.	(5,119)	(402,558)
Mondelez International, Inc., Class A	(2,823)	(173,558)
Nestle SA (b)	(1,556)	(169,384)
Tyson Foods, Inc., Class A	(3,624)	(247,700)
		(2,465,388)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
Health Care Equipment & Supplies – (0.25)%
Align Technology, Inc.	(306)	$(59,456)
Baxter International, Inc.	(131)	(7,120)
Becton, Dickinson and Company	(521)	(122,940)
Danaher Corporation	(433)	(108,973)
Enovis Corporation	(1,389)	(68,686)
IDEXX Laboratories, Inc.	(39)	(14,028)
Lantheus Holdings, Inc.	(98)	(7,251)
Medtronic plc (b)	(2,463)	(215,118)
Straumann Holding AG (b)	(363)	(34,547)
		(638,119)

Health Care Providers & Services – (0.70)%
1Life Healthcare, Inc.	(36)	(616)
Alignment Healthcare, Inc.	(1,969)	(26,070)
AmerisourceBergen Corporation	(861)	(135,366)
Centene Corporation	(3,170)	(269,862)
CVS Health Corporation	(1,188)	(112,504)
DaVita, Inc.	(1,131)	(82,574)
Fresenius Medical Care AG & Co KGaA (b)	(997)	(27,578)
HCA Holdings, Inc.	(792)	(172,236)
LHC Group, Inc.	(1,004)	(167,768)
Oak Street Health, Inc.	(645)	(13,048)
Owens & Minor, Inc.	(777)	(13,209)
Quest Diagnostics, Inc.	(1,036)	(148,821)
R1 RCM, Inc.	(3,343)	(59,037)
UnitedHealth Group, Inc.	(985)	(546,823)
		(1,775,512)

Health Care Technology – (0.02)%
Certara, Inc.	(665)	(8,133)
Doximity, Inc., Class A	(806)	(21,335)
Schrodinger, Inc.	(547)	(13,112)
Teladoc Health, Inc.	(419)	(12,419)
		(54,999)

Hotels, Restaurants & Leisure – (0.92)%
Accor SA (b)	(4,855)	(116,333)
Bally’s Corporation	(4,770)	(107,516)
Bloomin’ Brands, Inc.	(4,232)	(101,610)
Carnival Corporation (b)	(31,747)	(287,628)
Chipotle Mexican Grill, Inc.	(46)	(68,923)
Choice Hotels International, Inc.	(2,152)	(279,416)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
Hotels, Restaurants & Leisure – (0.92)% (Continued)
Cracker Barrel Old Country Store, Inc.	(1,290)	$(147,344)
Darden Restaurants, Inc.	(834)	(119,379)
Dine Brands Global, Inc.	(85)	(6,128)
Domino’s Pizza, Inc.	(263)	(87,379)
Life Time Group Holdings, Inc.	(1,018)	(10,679)
Marriott International, Inc., Class A	(1,278)	(204,621)
McDonald’s Corporation	(685)	(186,772)
Melco Crown Entertainment Ltd. – ADR (b)	(6,796)	(37,174)
Papa John’s International, Inc.	(363)	(26,365)
Penn National Gaming, Inc.	(7,860)	(260,166)
Ruth’s Hospitality Group, Inc.	(2,918)	(60,636)
SeaWorld Entertainment, Inc.	(1,432)	(83,285)
Starbucks Corporation	(524)	(45,373)
The Wendy’s Company	(4,006)	(83,245)
		(2,319,972)

Household Durables – (0.05)%
Lennar Corporation, Class A	(187)	(15,091)
Mohawk Industries, Inc.	(132)	(12,507)
Newell Brands, Inc.	(2,252)	(31,100)
PulteGroup, Inc.	(379)	(15,156)
Taylor Morrison Home Corporation	(1,353)	(35,638)
Whirlpool Corporation	(103)	(14,239)
		(123,731)

Household Products – (0.14)%
Church & Dwight Company, Inc.	(1,813)	(134,398)
Kimberly-Clark Corporation	(1,792)	(223,032)
		(357,430)

Industrial Conglomerates – (0.07)%
3M Company	(1,484)	(186,672)

Insurance – (0.05)%
First American Financial Corporation	(2,431)	(122,522)
Oscar Health, Inc., Class A	(3,128)	(11,667)
		(134,189)

Interactive Media & Services – (0.06)%
Bumble, Inc., Class A	(3,353)	(85,166)
Match Group, Inc.	(1,165)	(50,328)
Nextdoor Holdings, Inc.	(6,106)	(16,547)
		(152,041)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
Internet & Direct Marketing Retail – (0.03)%
DoorDash, Inc., Class A	(632)	$(27,511)
eBay, Inc.	(934)	(37,211)
Fiverr International Ltd. (b)	(434)	(13,432)
		(78,154)

Internet Software & Services – 0.00%
Coupa Software, Inc.	(19)	(1,011)

IT Services – (0.15)%
Block, Inc.	(447)	(26,851)
International Business Machines Corporation	(1,086)	(150,183)
MongoDB, Inc.	(267)	(48,869)
Shift4 Payments, Inc., Class A	(690)	(31,719)
Snowflake, Inc., Class A	(762)	(122,149)
		(379,771)

Leisure Products – (0.01)%
Brunswick Corporation	(343)	(24,240)

Life Sciences Tools & Services – (0.22)%
Adaptive Biotechnologies Corporation	(1,325)	(10,309)
Agilent Technologies, Inc.	(662)	(91,588)
ICON plc (b)	(836)	(165,394)
Illumina, Inc.	(296)	(67,731)
Medpace Holdings, Inc.	(68)	(15,095)
Olink Holding AB – ADR (b)	(843)	(15,452)
PerkinElmer, Inc.	(602)	(80,415)
Quanterix Corporation	(989)	(10,948)
Thermo Fisher Scientific, Inc.	(135)	(69,386)
Seer, Inc.	(538)	(4,213)
Syneos Health, Inc.	(678)	(34,158)
		(564,689)

Machinery – (0.68)%
AGCO Corporation	(90)	(11,175)
Allison Transmission Holdings, Inc.	(251)	(10,605)
Chart Industries, Inc.	(958)	(213,519)
Cummins, Inc.	(244)	(59,660)
Daifuku Company Ltd. (b)	(139)	(6,363)
Dover Corporation	(779)	(101,808)
Flowserve Corporation	(46)	(1,319)
Gates Industrial Corporation plc (b)	(5,551)	(61,894)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
Machinery – (0.68)% (Continued)
IDEX Corporation	(311)	$(69,138)
Illinois Tool Works, Inc.	(1,394)	(297,661)
Kennametal, Inc.	(2,445)	(65,306)
Kubota Corporation (b)	(265)	(3,697)
Lincoln Electric Holdings, Inc.	(819)	(116,298)
Makita Corporation (b)	(342)	(6,250)
Otis Worldwide Corporation	(1,605)	(113,377)
PACCAR, Inc.	(1,173)	(113,582)
Parker-Hannifin Corporation	(82)	(23,831)
Pentair plc (b)	(795)	(34,145)
RBC Bearings, Inc.	(323)	(81,890)
Snap-on, Inc.	(607)	(134,784)
Stanley Black & Decker, Inc.	(845)	(66,324)
The Toro Company	(732)	(77,175)
Xylem, Inc.	(634)	(64,941)
		(1,734,742)

Marine – (0.04)%
AP Moller – Maersk A/S, Class B (b)	(24)	(50,140)
Kuehne + Nagel International AG (b)	(190)	(40,445)
		(90,585)

Media – (0.35)%
Charter Communications, Inc., Class A	(1,168)	(429,380)
Comcast Corporation, Class A	(1,418)	(45,007)
The New York Times Company, Class A	(2,722)	(78,829)
Omnicom Group, Inc.	(3,031)	(220,505)
Paramount Global, Class B	(5,740)	(105,157)
		(878,878)
Metals & Mining – (1.13)%
Alumina Ltd. (b)	(63,272)	(54,683)
BHP Group Ltd. – ADR (b)	(12,985)	(620,943)
First Quantum Minerals Ltd. (b)	(3,276)	(57,784)
Fortescue Metals Group Ltd. (b)	(10,745)	(101,229)
Freeport-McMoRan, Inc.	(9,178)	(290,851)
Hudbay Minerals, Inc. (b)	(6,303)	(23,951)
Hudbay Minerals, Inc. (b)	(8,050)	(30,549)
Lundin Mining Corporation (b)	(8,571)	(44,920)
Nucor Corporation	(3,216)	(422,518)
Rio Tinto plc – ADR (b)	(10,179)	(543,050)
Sayona Mining Ltd. (b)	(243,900)	(36,637)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
Metals & Mining – (1.13)% (Continued)
South32 Ltd. (b)	(24,480)	$(56,164)
Southern Copper Corporation	(2,259)	(106,105)
Standard Lithium Ltd. (b)	(6,655)	(27,618)
Steel Dynamics, Inc.	(4,730)	(444,857)
		(2,861,859)

Multiline Retail – (0.17)%
Dollar General Corporation	(668)	(170,373)
Dollar Tree, Inc.	(573)	(90,821)
Ollie’s Bargain Outlet Holdings, Inc.	(1,863)	(104,328)
Target Corporation	(336)	(55,188)
		(420,710)

Oil, Gas & Consumable Fuels – (1.74)%
APA Corporation	(6,392)	(290,580)
BP plc – ADR	(4,465)	(148,595)
Canadian Natural Resources Ltd. (b)	(5,888)	(352,927)
Cenovus Energy, Inc. (b)	(12,076)	(243,935)
CNX Resources Corporation	(20,398)	(342,890)
Comstock Resources, Inc.	(9,784)	(183,744)
Continental Resources, Inc.	(2,206)	(163,178)
Coterra Energy, Inc.	(5,739)	(178,655)
Delek U.S. Holdings, Inc.	(110)	(3,263)
EQT Corporation	(5,368)	(224,597)
Equinor ASA – ADR (b)	(9,014)	(327,028)
Hess Corporation	(2,222)	(313,480)
HF Sinclair Corporation	(779)	(47,651)
Laredo Petroleum, Inc.	(2,355)	(152,251)
Ovintiv, Inc.	(5,823)	(294,935)
Shell plc – ADR (b)	(7,277)	(404,820)
Suncor Energy, Inc. (b)	(9,495)	(326,533)
TotalEnergies SE – ADR (b)	(7,058)	(386,567)
Woodside Energy Group Ltd. – ADR (b)	(923)	(21,386)
		(4,407,015)

Personal Products – (0.14)%
Beiersdorf AG (b)	(133)	(12,767)
Edgewell Personal Care Company	(6,133)	(240,352)
The Estee Lauder Companies, Inc., Class A	(509)	(102,049)
		(355,168)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
Pharmaceuticals – (0.48)%
Athira Pharma, Inc.	(128)	$(424)
Bristol Myers-Squibb Company	(523)	(40,517)
Catalent, Inc.	(336)	(22,085)
GSK plc – ADR (b)	(2,968)	(98,449)
H. Lundbeck A/S (b)	(20,475)	(76,611)
Johnson & Johnson	(861)	(149,788)
Nektar Therapeutics	(364)	(1,369)
Novartis AG – ADR (b)	(1,059)	(85,917)
Novartis AG (b)	(896)	(72,478)
Novo Nordisk A/S – ADR (b)	(474)	(51,590)
Novo Nordisk A/S (b)	(405)	(44,036)
Organon & Company	(2,607)	(68,251)
Perrigo Company plc (b)	(878)	(35,366)
Pfizer, Inc.	(3,747)	(174,423)
Roche Holding AG (b)	(408)	(135,374)
Royalty Pharma plc, Class A (b)	(2,132)	(90,226)
Sanofi – ADR (b)	(1,496)	(64,672)
		(1,211,576)

Professional Services – (0.10)%
Booz Allen Hamilton Holding Corporation	(1,037)	(112,877)
Exponent, Inc.	(888)	(84,591)
FTI Consulting, Inc.	(409)	(63,653)
		(261,121)

Real Estate Investment Trusts (REITs) – (5.33)%
Agree Realty Corporation	(6,787)	(466,267)
Apartment Income REIT Corporation	(4,646)	(178,546)
Camden Property Trust	(3,665)	(423,491)
CareTrust REIT, Inc.	(12,216)	(228,195)
Corporate Office Properties Trust	(51,216)	(1,364,906)
Equity Residential	(1,456)	(91,757)
Essex Property Trust, Inc.	(2,071)	(460,259)
Extra Space Storage, Inc.	(2,665)	(472,878)
First Industrial Realty Trust, Inc.	(12,316)	(586,611)
Four Corners Property Trust, Inc.	(9,662)	(247,540)
Healthcare Realty Trust, Inc.	(32,876)	(668,369)
Invitation Homes, Inc.	(13,423)	(425,375)
Kilroy Realty Corporation	(22,155)	(946,905)
Kimco Realty Corporation	(18,007)	(384,990)
Kite Realty Group Trust	(42,985)	(844,225)
Life Storage, Inc.	(2,250)	(248,873)
LTC Properties, Inc.	(3,548)	(137,201)
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
Real Estate Investment Trusts (REITs) – (5.33)% (Continued)
Mid-America Apartment Communities, Inc.	(3,076)	$(484,316)
National Storage Affiliates Trust	(4,014)	(171,237)
NETSTREIT Corporation	(2,913)	(54,823)
Omega Healthcare Investors, Inc.	(16,207)	(515,059)
Park Hotels & Resorts, Inc.	(1,957)	(25,598)
Pebblebrook Hotel Trust	(8,250)	(132,330)
Phillips Edison & Company, Inc.	(17,709)	(533,749)
Physicians Realty Trust	(12,048)	(181,443)
Rayonier, Inc.	(3,054)	(102,920)
Realty Income Corporation	(19,658)	(1,224,104)
Simon Property Group, Inc.	(853)	(92,960)
Sun Communities, Inc.	(3,179)	(428,688)
Urban Edge Properties	(20,776)	(293,357)
Vornado Realty Trust	(18,861)	(444,931)
Welltower, Inc.	(10,553)	(644,155)
		(13,506,058)

Real Estate Management & Development – (0.01)%
Compass, Inc., Class A	(3,450)	(9,108)
Zillow Group, Inc., Class C	(737)	(22,744)
		(31,852)

Road & Rail – (0.39)%
Canadian National Railway Company (b)	(326)	(38,611)
Covenant Logistics Group, Inc.	(1,829)	(69,209)
Knight-Swift Transportation Holdings, Inc.	(5,903)	(283,521)
Landstar System, Inc.	(954)	(149,034)
Old Dominion Freight Line, Inc.	(730)	(200,458)
Saia, Inc.	(82)	(16,307)
Schneider National, Inc., Class B	(4,607)	(102,460)
Uber Technologies, Inc.	(484)	(12,860)
Werner Enterprises, Inc.	(3,130)	(122,696)
		(995,156)

Semiconductors & Semiconductor Equipment – (0.67)%
Applied Materials, Inc.	(2,808)	(247,918)
Intel Corporation	(159)	(4,520)
Lam Research Corporation	(819)	(331,515)
NVIDIA Corporation	(1,400)	(188,958)
Teradyne, Inc.	(479)	(38,967)
Texas Instruments, Inc.	(4,234)	(680,107)
Tower Semiconductor Ltd. – ADR	(5,020)	(214,655)
		(1,706,640)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
Software – (0.19)%
Blackline, Inc.	(157)	$(8,792)
Ceridian HCM Holding, Inc.	(197)	(13,039)
Check Point Software Technologies Ltd. – ADR	(273)	(35,280)
Dassault Systemes SE (b)	(249)	(8,346)
DocuSign, Inc.	(492)	(23,764)
HashiCorp, Inc., Class A	(1,063)	(32,666)
JFrog Ltd. – ADR	(497)	(12,624)
Palantir Technologies, Inc., Class A	(4,154)	(36,514)
Pegasystems, Inc.	(262)	(9,749)
Qualys, Inc.	(1,640)	(233,798)
UiPath, Inc.	(3,079)	(38,949)
Unity Software, Inc.	(1,318)	(38,881)
		(492,402)

Specialty Retail – (0.29)%
AutoNation, Inc.	(65)	(6,910)
Best Buy Company, Inc.	(110)	(7,525)
Burlington Stores, Inc.	(1,126)	(160,973)
CarMax, Inc.	(5,079)	(320,028)
Carvana Company	(2,351)	(31,809)
Foot Locker, Inc.	(2,490)	(78,933)
Lithia Motors, Inc.	(39)	(7,728)
Lowe’s Companies, Inc.	(336)	(65,503)
RH	(266)	(67,545)
		(746,954)

Technology Hardware, Storage & Peripherals – (0.12)%
Corsair Gaming, Inc.	(3,859)	(53,254)
Dell Technologies, Inc., Class C	(796)	(30,566)
Hewlett Packard Enterprise Company	(4,991)	(71,222)
HP, Inc.	(5,063)	(139,840)
		(294,882)

Textiles, Apparel & Luxury Goods – (0.01)%
NIKE, Inc., Class B	(225)	(20,853)
Thrifts & Mortgage Finance – (0.12)%
New York Community Bancorp, Inc.	(19,584)	(182,327)
Rocket Companies, Inc., Class A	(18,029)	(124,400)
		(306,727)

Trading Companies & Distributors – (0.08)%
Fastenal Company	(1,272)	(61,476)
GATX Corporation	(402)	(42,093)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
Trading Companies & Distributors – (0.08)% (Continued)
MSC Industrial Direct Company, Inc.	(240)	$(19,915)
Triton International Ltd. – ADR	(804)	(48,795)
Watsco, Inc.	(102)	(27,638)
		(199,917)

Wireless Telecommunication Services – 0.00%
SoftBank Group Corporation (b)	(105)	(4,507)
Total Short Common Stocks
(Proceeds $(55,638,271))		(56,393,512)

SHORT EXCHANGE TRADED FUNDS – (10.43)%
ARK Genomic Revolution ETF	(732)	(24,712)
ARK Innovation ETF	(10,185)	(389,882)
Communication Services Select Sector SPDR Fund	(8,275)	(398,938)
Consumer Discretionary Select Sector SPDR Fund	(2,295)	(330,549)
Consumer Staples Select Sector SPDR Fund	(7,011)	(509,980)
Energy Select Sector SPDR Fund	(3,777)	(339,930)
Financial Select Sector SPDR Fund	(138)	(4,689)
First Trust NASDAQ Cybersecurity ETF	(12,375)	(516,161)
Health Care Select Sector SPDR Fund	(5,539)	(735,302)
Industrial Select Sector SPDR Fund	(3,989)	(376,362)
Invesco QQQ Trust Series 1	(21,219)	(5,897,821)
Invesco Solar ETF	(2,067)	(147,336)
iShares China Large-Cap ETF	(7,479)	(156,685)
iShares Core DAX UCITS ETF	(1,231)	(135,934)
iShares Core EURO STOXX 50 UCITS ETF	(1,995)	(71,564)
iShares MSCI Eurozone ETF	(6,221)	(219,041)
iShares MSCI Germany Index Fund ETF	(5,067)	(110,562)
iShares Nasdaq Biotechnology ETF	(1,146)	(147,364)
iShares North American Tech-Software ETF	(10,013)	(2,679,479)
iShares Russell 1000 Growth ETF	(3,099)	(689,775)
iShares Russell 2000 ETF	(8,090)	(1,483,140)
iShares Russell 2000 Growth ETF	(1,307)	(295,722)
iShares Russell 3000 ETF	(350)	(78,368)
iShares Transportation Average ETF	(1,670)	(354,842)
iShares U.S. Technology ETF	(11,429)	(873,061)
KraneShares CSI China Internet ETF	(5,157)	(99,014)
Material Select Sector SPDR	(1,509)	(111,787)
SPDR S&P 500 ETF Trust	(15,984)	(6,173,181)
SPDR S&P Biotech ETF	(1,789)	(146,966)
SPDR S&P Homebuilders ETF	(2,166)	(126,364)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Securities Sold Short – Continued
October 31, 2022

	Shares	Value
SHORT EXCHANGE TRADED FUNDS – (10.43)% (Continued)
SPDR S&P Metals & Mining ETF	(7,353)	$(356,621)
SPDR S&P MidCap 400 ETF Trust	(348)	(154,432)
SPDR S&P Oil & Gas Exploration & Production ETF	(5,328)	(806,073)
SPDR S&P Regional Banking ETF	(522)	(33,382)
SPDR S&P Retail ETF	(1,105)	(69,339)
Technology Select Sector SPDR Fund	(1,202)	(153,700)
U.S. Global Jets ETF	(9,959)	(176,673)
Utilities Select Sector SPDR Fund	(869)	(58,032)
VanEck Vectors Gold Miners ETF	(4,822)	(116,500)
VanEck Vectors Semiconductor ETF	(3,196)	(604,747)
Vanguard REIT ETF	(3,890)	(322,792)
Total Short Exchange Traded Funds
(Proceeds $(26,683,733))		(26,476,802)
Total Securities Sold Short – (32.66)%
(Proceeds $(82,322,004))		$(82,870,314)

(a)	Securities sold short are not owned by the Fund and cannot produce income.
(b)	Foreign security.
ADR – American Depository Receipt
plc – Public Limited Company

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options
October 31, 2022

	Contracts (a)	Notional Amount	Value
WRITTEN CALL OPTIONS
1Life Healthcare, Inc.
Expiration: January 2023, Exercise Price: $17.50	(11)	$(18,810)	$(55)
Alteryx, Inc.
Expiration: January 2023, Exercise Price: $80.00	(9)	(43,857)	(247)
Amazon.com, Inc.
Expiration: December 2022, Exercise Price: $80.00	(27)	(276,588)	(63,450)
Expiration: December 2022, Exercise Price: $85.00	(14)	(143,416)	(26,530)
Asana, Inc.
Expiration: November 2022, Exercise Price: $30.00	(4)	(8,240)	(40)
Beyond Meat, Inc.
Expiration: November 2022, Exercise Price: $12.50	(27)	(42,390)	(9,585)
Charter Communications, Inc.
Expiration: December 2022, Exercise Price: $250.00	(6)	(220,572)	(71,760)
Cloudflare, Inc.
Expiration: November 2022, Exercise Price: $55.00	(4)	(22,528)	(2,570)
Direxion Daily MSCI Brazil Bull 2X Shares
Expiration: November 2022, Exercise Price: $65.00	(9)	(77,733)	(19,800)
Expiration: December 2022, Exercise Price: $70.00	(17)	(146,829)	(34,425)
DraftKings, Inc.
Expiration: November 2022, Exercise Price: $20.00	(33)	(52,140)	(825)
Dynatrace, Inc.
Expiration: February 2023, Exercise Price: $45.00	(5)	(17,620)	(675)
Eli Lilly & Company
Expiration: November 2022, Exercise Price: $380.00	(1)	(36,209)	(529)
F5, Inc.
Expiration: November 2022, Exercise Price: $140.00	(3)	(42,873)	(2,070)
Hilton Worldwide Holdings, Inc.
Expiration: November 2022, Exercise Price: $100.00	(14)	(189,364)	(49,770)
Invesco QQQ Trust Series 1
Expiration: December 2022, Exercise Price: $210.00	(14)	(389,130)	(97,370)
Expiration: December 2022, Exercise Price: $215.00	(14)	(389,130)	(90,566)
Expiration: December 2022, Exercise Price: $220.00	(14)	(389,130)	(83,818)
Expiration: December 2022, Exercise Price: $255.00	(14)	(389,130)	(39,739)
Las Vegas Sands Corporation
Expiration: December 2022, Exercise Price: $46.00	(36)	(136,836)	(2,538)
McDonald’s Corporation
Expiration: November 2022, Exercise Price: $260.00	(3)	(81,798)	(4,357)
Melco Resorts & Entertainment Ltd. (b)
Expiration: January 2023, Exercise Price: $13.00	(31)	(16,957)	(155)
Merck & Company Inc.
Expiration: November 2022, Exercise Price: $102.00	(1)	(10,120)	(175)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options – Continued
October 31, 2022

	Contracts (a)	Notional Amount	Value
WRITTEN CALL OPTIONS (Continued)
Meta Platforms, Inc.
Expiration: November 2022, Exercise Price: $100.00	(3)	$(27,948)	$(175)
Expiration: December 2022, Exercise Price: $200.00	(9)	(83,844)	(32)
Netflix, Inc.
Expiration: November 2022, Exercise Price: $285.00	(2)	(58,376)	(3,460)
Nikola Corporation
Expiration: November 2022, Exercise Price: $3.00	(25)	(9,475)	(2,300)
Expiration: November 2022, Exercise Price: $4.00	(147)	(55,713)	(4,410)
Nutanix, Inc.
Expiration: January 2023, Exercise Price: $20.00	(14)	(38,360)	(11,130)
NXP Semiconductors N.V. (b)
Expiration: November 2022, Exercise Price: $150.00	(3)	(43,824)	(930)
Peloton Interactive, Inc.
Expiration: January 2024, Exercise Price: $17.50	(27)	(22,680)	(3,564)
ProShares Ultra VIX Short-Term Futures ETF
Expiration: November 2022, Exercise Price: $10.00	(12)	(11,772)	(840)
Expiration: November 2022, Exercise Price: $11.00	(45)	(44,145)	(1,935)
Expiration: November 2022, Exercise Price: $13.00	(22)	(21,582)	(506)
Expiration: November 2022, Exercise Price: $14.00	(45)	(44,145)	(922)
Expiration: November 2022, Exercise Price: $17.00	(90)	(88,290)	(1,260)
Expiration: December 2022, Exercise Price: $6.00	(17)	(16,677)	(6,588)
Expiration: December 2022, Exercise Price: $7.00	(42)	(41,202)	(12,201)
Expiration: December 2022, Exercise Price: $8.00	(42)	(41,202)	(9,051)
Expiration: December 2022, Exercise Price: $9.00	(16)	(15,696)	(2,536)
Expiration: December 2022, Exercise Price: $10.00	(63)	(61,803)	(7,560)
Expiration: December 2022, Exercise Price: $11.00	(22)	(21,582)	(2,079)
Expiration: December 2022, Exercise Price: $15.00	(38)	(37,278)	(1,824)
Expiration: December 2022, Exercise Price: $16.00	(38)	(37,278)	(1,558)
Expiration: December 2022, Exercise Price: $25.00	(114)	(111,834)	(2,622)
Expiration: December 2022, Exercise Price: $30.00	(45)	(44,145)	(923)
Expiration: December 2022, Exercise Price: $39.00	(45)	(44,145)	(810)
ProShares UltraPro QQQ
Expiration: December 2022, Exercise Price: $30.00	(32)	(67,040)	(1,280)
QUALCOMM, Inc.
Expiration: November 2022, Exercise Price: $120.00	(3)	(35,298)	(1,568)
Expiration: December 2022, Exercise Price: $90.00	(14)	(164,724)	(40,530)
RingCentral, Inc.
Expiration: December 2022, Exercise Price: $75.00	(8)	(28,416)	(200)
Royal Caribbean Cruises Ltd. (b)
Expiration: December 2022, Exercise Price: $60.00	(13)	(69,394)	(3,523)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options – Continued
October 31, 2022

	Contracts (a)	Notional Amount	Value
WRITTEN CALL OPTIONS (Continued)
ServiceNow, Inc.
Expiration: November 2022, Exercise Price: $410.00	(3)	$(126,222)	$(7,470)
SPDR S&P 500 ETF Trust
Expiration: November 2022, Exercise Price: $390.00	(4)	(154,484)	(3,060)
Texas Instruments, Inc.
Expiration: November 2022, Exercise Price: $160.00	(6)	(96,378)	(3,210)
T-Mobile US, Inc.
Expiration: November 2022, Exercise Price: $160.00	(4)	(60,624)	(328)
Wynn Resorts Ltd.
Expiration: November 2022, Exercise Price: $75.00	(21)	(134,190)	(1,481)
			(742,915)

WRITTEN PUT OPTIONS
ADT, Inc.
Expiration: November 2022, Exercise Price: $12.00	(666)	(563,436)	(239,760)
Alteryx, Inc.
Expiration: January 2023, Exercise Price: $60.00	(9)	(43,857)	(11,475)
Amazon.com, Inc.
Expiration: December 2022, Exercise Price: $155.00	(7)	(71,708)	(36,820)
Beyond Meat, Inc.
Expiration: November 2022, Exercise Price: $17.50	(27)	(42,390)	(8,910)
Charter Communications, Inc.
Expiration: November 2022, Exercise Price: $350.00	(2)	(73,524)	(1,560)
Expiration: December 2022, Exercise Price: $460.00	(6)	(220,572)	(55,890)
CVS Health Corporation
Expiration: November 2022, Exercise Price: $80.00	(1)	(9,470)	(15)
Dynatrace, Inc.
Expiration: February 2023, Exercise Price: $25.00	(5)	(17,620)	(437)
Edwards Lifesciences Corporation
Expiration: November 2022, Exercise Price: $79.00	(1)	(7,243)	(695)
Horizon Therapeutics plc (b)
Expiration: November 2022, Exercise Price: $55.00	(2)	(12,464)	(184)
Intel Corporation
Expiration: November 2022, Exercise Price: $28.50	(27)	(76,761)	(3,321)
Invesco QQQ Trust Series 1
Expiration: November 2022, Exercise Price: $305.00	(11)	(305,745)	(30,212)
Expiration: November 2022, Exercise Price: $310.00	(39)	(1,084,005)	(125,424)
Expiration: November 2022, Exercise Price: $315.00	(35)	(972,825)	(129,640)
iShares 20+ Year Treasury Bond ETF
Expiration: January 2023, Exercise Price: $100.00	(5)	(48,055)	(3,200)
The Kraft Heinz Company
Expiration: November 2022, Exercise Price: $30.00	(82)	(315,454)	(205)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Written Options – Continued
October 31, 2022

	Contracts (a)	Notional Amount	Value
WRITTEN PUT OPTIONS (Continued)
Nutanix, Inc.
Expiration: January 2023, Exercise Price: $12.50	(14)	$(38,360)	$(315)
PBF Energy, Inc.
Expiration: November 2022, Exercise Price: $36.00	(27)	(119,475)	(1,148)
Pfizer, Inc.
Expiration: November 2022, Exercise Price: $46.00	(2)	(9,310)	(242)
QUALCOMM, Inc.
Expiration: December 2022, Exercise Price: $160.00	(14)	(164,724)	(59,885)
RingCentral, Inc.
Expiration: December 2022, Exercise Price: $45.00	(8)	(28,416)	(8,400)
Salesforce, Inc.
Expiration: November 2022, Exercise Price: $150.00	(3)	(48,777)	(546)
SPDR S&P 500 ETF Trust
Expiration: November 2022, Exercise Price: $360.00	(21)	(811,041)	(5,544)
Splunk, Inc.
Expiration: January 2023, Exercise Price: $75.00	(3)	(24,933)	(1,560)
Stryker Corporation
Expiration: November 2022, Exercise Price: $215.00	(3)	(68,772)	(930)
United Therapeutics Corporation
Expiration: November 2022, Exercise Price: $190.00	(1)	(23,053)	(185)
UnitedHealth Group, Inc.
Expiration: November 2022, Exercise Price: $510.00	(14)	(777,210)	(217)
Vertex Pharmaceuticals, Inc.
Expiration: November 2022, Exercise Price: $275.00	(1)	(31,200)	(150)
Warner Brothers Discovery, Inc.
Expiration: November 2022, Exercise Price: $15.00	(32)	(41,600)	(6,944)
			(733,814)
TOTAL WRITTEN OPTIONS
(Premiums received $1,883,277)			$(1,476,729)

(a)	100 shares per contract.
(b)	Foreign security.
ETF – Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts
October 31, 2022

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*

LONG EQUITY SWAP CONTRACTS

Morgan	Airbus S.E.	7/9/24	Pay	1.340%	Monthly	1,212	$131,143	$—	$10,455
Stanley				(0.600% + Euro
				Overnight
				Index Average)

Morgan	Airbus S.E.	5/15/24	Pay	1.340%	Monthly	3,253	351,987	—	18,923
Stanley				(0.600% + Euro
				Overnight
				Index Average)

Morgan	AstraZeneca plc	6/10/24	Pay	2.790%	Monthly	337	39,541	—	1,590
Stanley				(0.600% + Sterling
				Overnight
				Index Average)

Morgan	China Solar	3/27/24	Pay	3.580%	Monthly	12,564	155,514	—	(16,250)
Stanley				(0.500% + U.S.
				Federal Funds
				Effective Rate)

Morgan	Flutter	8/6/24	Pay	2.790%	Monthly	1,068	141,554	—	13,880
Stanley	Entertainment plc			(0.600% + Sterling)
				Overnight
				Index Average)

Morgan	Flutter	1/6/23	Pay	2.790%	Monthly	72	9,543	—	1,307
Stanley	Entertainment plc			(0.600% + Sterling)
				Overnight
				Index Average)

Morgan	Glencore plc	6/19/23	Pay	2.790%	Monthly	64,542	370,025	—	19,864
Stanley				(0.600% + Sterling
				Overnight
				Index Average)

Morgan	Growth Basket	8/7/24	Pay	3.580%	Monthly	436	195,825	—	(10,686)
Stanley				(0.500% + U.S.
				Federal Funds
				Effective Rate)

Morgan	Growth Vs.	5/14/24	Pay	0.850%	Monthly	2,960	330,454	—	(11,818)
Stanley	Value Basket			Fixed Rate

Morgan	GSK plc	6/10/24	Pay	2.790%	Monthly	8,727	142,958	—	9,744
Stanley				(0.600% + Sterling
				Overnight
				Index Average)

Morgan	Haleon plc	6/10/24	Pay	2.790%	Monthly	35,517	108,912	—	472
Stanley				(0.600% + Sterling
				Overnight
				Index Average)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2022

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*

LONG EQUITY SWAP CONTRACTS (Continued)

Morgan	Imperial	3/6/24	Pay	2.790%	Monthly	2,629	64,040	$—	$5,600
Stanley	Brands plc			(0.600% + Sterling
				Overnight
				Index Average)

Morgan	iShares iBoxx	1/4/23	Pay	2.780%	Monthly	320,100	32,442,135	—	(6,709,380)
Stanley	$Investment			((0.300)% + U.S.
	Grade Corporate			Federal Funds
	Bond ETF			Effective Rate)

Morgan	iShares iBoxx	1/4/23	Pay	1.780%	Monthly	462,200	33,939,346	—	(4,116,714)
Stanley	High Yield			((1.300)% + U.S.
	Corporate			Federal Funds
	Bond ETF			Effective Rate)

Morgan	John Wood	5/8/24	Pay	2.790%	Monthly	82,559	132,745	—	(54,363)
Stanley	Group plc			(0.600% + Sterling
				Overnight
				Index Average)

Morgan	Sanofi	6/5/24	Pay	1.340%	Monthly	1,596	137,348	—	9,605
Stanley				(0.600% + Euro
				Overnight
				Index Average)

Morgan	U.S. Sector-	12/14/23	Pay	0.850%	Monthly	255	19,411	—	(351)
Stanley	Neutral			Fixed Rate
	Quality Basket

Morgan	U.S. Value	10/28/24	Pay	0.850%	Monthly	706	38,521	—	(1,181)
Stanley	Basket			Fixed Rate

Morgan	Vallourec S.A.	10/16/24	Pay	1.340%	Monthly	11,573	123,133	—	2,233
Stanley				(0.600% + Euro
				Overnight
				Index Average)
SHORT EQUITY SWAP CONTRACTS

Morgan	Antofagast plc	5/7/24	Pay	1.690%	Monthly	(84)	(1,132)	—	2
Stanley				((0.500)% + Sterling
				Overnight
				Index Average)

Morgan	Antofagasta plc	6/19/23	Pay	1.690%	Monthly	(11,327)	(152,636)	—	15,060
Stanley				((0.500)% + Sterling
				Overnight
				Index Average)

Morgan	Crowd Basket	6/28/24	Pay	2.580%
Stanley				((0.500)% + U.S.	Monthly	(7,305)	(813,631)	—	86,645
				Federal Funds
				Effective Rate)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2022

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*

SHORT EQUITY SWAP CONTRACTS (Continued)

Morgan	Cyclical Vs.	4/29/24	Receive	(0.850)%	Monthly	(547)	(56,133)	$—	$(49)
Stanley	Defensive Basket			Fixed Rate

Morgan	Cyclicals Vs.	1/25/24	Receive	(0.850)%	Monthly	(26)	(2,668)	—	(106)
Stanley	Defensive Basket			Fixed Rate

Morgan	Danone S.A.	11/28/22	Pay	0.240%	Monthly	(848)	(42,145)	—	(2,312)
Stanley				((0.500)% + Euro
				Overnight
				Index Average)

Morgan	Debt Expiry	2/2/23	Pay	2.660%	Monthly	(5,540)	(485,969)	—	(12,337)
Stanley	Basket			((0.420)% + U.S.
				Federal Funds
				Effective Rate)

Morgan	European	2/2/23	Pay	2.780%
Stanley	Exposure Basket			((0.300)% + U.S.	Monthly	(4,815)	(361,992)	—	34,216
				Federal Funds
				Effective Rate)

Morgan	High Beta	3/22/23	Pay	2.680%	Monthly	(478)	(30,874)	—	(2,451)
Stanley	Cyclicals Basket			((0.400)% + U.S.
				Federal Funds
				Effective Rate)

Morgan	High Yield	3/22/23	Pay	2.710%	Monthly	(670)	(33,527)	—	(3,680)
Stanley	Debt Sensitivity			((0.370)% + U.S.
	ex-Energy Basket			Federal Funds
				Effective Rate)

Morgan	Infotech Basket	6/28/24	Pay	2.630%	Monthly	(1,631)	(230,852)	—	9,394
Stanley				((0.450)% + U.S.
				Federal Funds
				Effective Rate)

Morgan	Infotech Basket	2/2/23	Pay	2.630%	Monthly	(3,379)	(478,264)	—	(23,682)
Stanley				((0.450)% + U.S.
				Federal Funds
				Effective Rate)

Morgan	Media Basket	6/28/24	Pay	2.680%	Monthly	(3,921)	(205,343)	—	18,514
Stanley				((0.400)% + U.S.
				Federal Funds
				Effective Rate)

Morgan	MSGWTRN3_P	11/21/23	Pay	2.830%	Monthly	(2,726)	(283,150)	—	(6,046)
Stanley				((0.250)% + U.S.
				Federal Funds
				Effective Rate)

Morgan	MSGWTRN3_R	3/22/23	Pay	2.830%	Monthly	(274)	(28,460)	—	(669)
Stanley				((0.250)% + U.S.
				Federal Funds
				Effective Rate)
The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2022

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*

SHORT EQUITY SWAP CONTRACTS (Continued)

Morgan	MSGWXSD	2/2/23	Pay	2.730%	Monthly	(9,540)	(1,476,697)	$—	$(21,044)
Stanley				((0.350)% + U.S.
				Federal Funds
				Effective Rate)

Morgan	MSW06501	1/5/23	Receive	(0.460)%	Monthly	(5,418)	(35,272)	—	2,443
Stanley	Basket			((0.400)% + Bank
				of Japan Estimated
				Unsecured
				Overnight
				Call Rate)

Morgan	QQQE	2/2/23	Pay	2.710%	Monthly	(15,607)	(1,232,797)	—	54,606
Stanley	MSGWQQQE			((0.370)% + U.S.
	Basket			Federal Funds
				Effective Rate)

Morgan	QQQE	11/1/23	Pay	2.710%	Monthly	(1,850)	(146,132)	—	22,901
Stanley	MSGWQQQE			((0.370)% + U.S.
	Basket			Federal Funds
				Effective Rate)

Morgan	Rio Tinto plc	5/8/24	Pay	1.690%	Monthly	(1,060)	(55,397)	—	2,918
Stanley				((0.500)% + Sterling
				Overnight
				Index Average)

Morgan	Rio Tinto plc	6/19/23	Pay	1.690%	Monthly	(1,679)	(87,747)	—	5,530
Stanley				((0.500)% + Sterling
				Overnight
				Index Average)

Morgan	SAAS Basket	2/2/23	Pay	2.780%	Monthly	(809)	(301,676)	—	1,274
Stanley				((0.300)% + U.S.
				Federal Funds
				Effective Rate)

Morgan	Software Basket	6/27/24	Pay	2.680%	Monthly	(9,945)	(1,080,922)	—	105,187
Stanley				((0.400)% + U.S.
				Federal Funds
				Effective Rate)

Morgan	Technology	2/2/23	Pay	2.770%	Monthly	(10,784)	(613,933)	—	9,838
Stanley	Hardware Basket			((0.310)% + U.S.
				Federal Funds
				Effective Rate)

Morgan	U.S. Growth	4/2/24	Pay	2.380%	Monthly	(2,528)	(474,358)	—	58,770
Stanley	Long Basket			((0.700)% + U.S.
				Federal Funds
				Effective Rate)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Swap Contracts – Continued
October 31, 2022

									Value of
			Pay/Receive			Number of			Unrealized
Counter-		Maturity	Financing	Financing	Payment	Shares/	Notional	Upfront	Appreciation
party	Security	Date	Rate	Rate	Frequency	Units	Amount	Payment	(Depreciation)*

SHORT EQUITY SWAP CONTRACTS (Continued)

Morgan	U.S. Momentum	4/26/24	Receive	(0.900)%	Monthly	(1,341)	(208,278)	$—	$(2,164)
Stanley	Basket			Fixed Rate

Morgan	U.S. Realized	1/26/24	Receive	(0.750)%	Monthly	(13)	(1,286)	—	144
Stanley	Volatility Basket			Fixed Rate

Morgan	U.S. Value	4/3/24	Pay	2.820%	Monthly	(1,072)	(150,125)	—	(5,247)
Stanley	Long Basket			((0.260)% + U.S.
				Federal Funds
				Effective Rate)

Morgan	Unprofitable	6/27/24	Pay	2.560%	Monthly	(2,134)	(74,519)	—	3,993
Stanley	Technology			((0.520)% + U.S.
	Company Basket			Federal Funds
				Effective Rate)

Morgan	Unprofitable	2/2/23	Pay	2.560%	Monthly	(6,024)	(210,358)	—	(6,629)
Stanley	Technology			((0.520)% + U.S.
	Company Basket			Federal Funds
				Effective Rate)

Morgan	Woodside	11/16/22	Pay	1.690%	Monthly	(243)	(5,656)	—	(5,461)
Stanley	Petroleum Ltd.			((0.500)% + Sterling
				Overnight
				Index Average)
									$(10,487,512)

plc –  Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Forward Currency Contracts*
October 31, 2022

					Unrealized
Settlement	Currency to	Value	Currency to	Value	Appreciation
Date	be Delivered	(USD)	be Received	(USD)	(Depreciation)**
11/30/22	CNY 1,076,577	147,768	USD 150,347	150,347	$2,579
		147,768		150,347	2,579

CNY –	Chinese Yuan
*	Morgan Stanley is the counterparty for all open forward currency contracts held by the Fund as of October 31, 2022.
**	Unrealized appreciation is a receivable and unrealized depreciation is a payable.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Schedule of Open Futures Contracts
October 31, 2022

				Value and
		Number of		Unrealized
		Contracts	Notional	Appreciation
Expiration Date	Description	Purchased	Amount	(Depreciation)

LONG FUTURES CONTRACTS
12/20/22	CBT Long-Term U.S. Treasury Bond	20	$2,026,087	$(308,590)
12/20/22	CBT Ultra Long-Term U.S. Treasury Bond	168	13,170,142	(3,679,775)
12/20/22	CBT 10-Year U.S. Treasury Bond	229	21,623,313	(1,487,810)
12/16/22	E-Mini Russell 2000	329	30,481,850	293,757
12/16/22	E-Mini S&P 500	214	41,548,100	(571,806)
12/28/22	100 Ounce Gold Futures	102	16,735,140	(960,286)
				$(6,714,510)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Assets and Liabilities
October 31, 2022

ASSETS:
Investments, at value (Cost $224,400,943)	$214,257,259
Cash(1)	15,600,315
Foreign currency, at value (Cost $6,174,027)	6,164,752
Deposits at broker for securities sold short and written options	88,134,430
Receivable for investments sold	30,236,817
Collateral for swap contracts	24,208,000
Deposits for futures	6,775,226
Dividends and interest receivable	434,509
Receivable for fund shares sold	105,849
Receivable for forward currency contracts	2,579
Prepaid expenses and other receivables	15,740
Total assets	385,935,476

LIABILITIES:
Securities sold short, at value (proceeds of $82,322,004)	82,870,314
Written option contracts, at value (premiums received $1,883,277)	1,476,729
Payable for swap contracts, net	10,487,512
Payable to broker-foreign currency, at value (Proceeds $3,596,839)	3,613,903
Payable for investments purchased	29,568,363
Payable for fund shares redeemed	2,969,100
Variation margin	712,596
Payable to Adviser	234,534
Payable for custodian fees	63,060
Payable for fund administration and fund accounting fees	54,961
Dividends and interest payable for securities sold short	50,177
Payable for transfer agent fees and expenses	15,545
Payable for swap interest and dividends, net	9,412
Payable for compliance fees	2,292
Distribution and shareholder servicing fees payable	537
Accrued expenses and other liabilities	79,872
Total liabilities	132,208,907
NET ASSETS	$253,726,569

NET ASSETS CONSISTS OF:
Paid-in capital	$309,303,571
Total accumulated losses	(55,577,002)
Total net assets	$253,726,569

	Class K	Investor
	Shares	Class Shares
Net assets	$251,477,192	$2,249,377
Shares issued and outstanding(2)	29,838,534	271,752
Net asset value, offering, and redemption price per share	$8.43	$8.28

(1)	Includes restricted cash of $15,500,000.
(2)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement of Operations
For the Year Ended October 31, 2022

INVESTMENT INCOME:
Dividend income on long positions (net of foreign withholding taxes of $29,701 respectively)	$3,911,360
Interest income, including broker interest on short positions	2,069,000
Total investment income	5,980,360

EXPENSES:
Investment advisory fees (See Note 3)	4,038,029
Dividends on securities sold short	2,092,755
Borrowing expense on securities sold short	1,157,724
Fund administration and fund accounting fees (See Note 3)	336,587
Custodian fees (See Note 3)	159,589
Transfer agent fees (See Note 3)	102,563
Federal and state registration fees	64,880
Audit fees	55,000
Legal fees	33,842
Distribution fees – Investor Class (See Note 3)	18,714
Reports to shareholders	18,008
Compliance fees (See Note 3)	14,998
Trustees’ fees (See Note 3)	12,469
Shareholder servicing fees – Investor Class (See Note 5)	7,486
Other	16,208
Total expense before reimbursement	8,128,852
Less: Expense reimbursement by Adviser (see Note 3)	(814,144)
Net expenses	7,314,708
NET INVESTMENT LOSS	(1,334,348)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Investments	(18,630,777)
Securities sold short	15,297,188
Written option contracts expired or closed	880,833
Swap contracts	2,893,717
Future contracts	(27,142,788)
Forward currency contracts	12,867
Foreign currency translation	(175,906)
Net realized loss	(26,864,866)
Change in unrealized appreciation (depreciation) on:
Investments	(14,339,845)
Securities sold short	1,542,504
Written option contracts	396,125
Swap contracts	(10,338,342)
Future contracts	(7,061,158)
Forward currency contracts	2,579
Foreign currency translation	(45,200)
Net change in unrealized depreciation (appreciation)	(29,843,337)
Net realized and change in unrealized loss on investments	(56,708,203)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(58,042,551)

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statements of Changes in Net Assets

	Year Ended	Year Ended
	October 31, 2022	October 31, 2021
OPERATIONS:
Net investment loss	$(1,334,348)	$(1,371,640)
Net realized gain (loss) on investments, securities sold short, written option contracts expired or closed, swap contracts, futures
contracts, forward currency contracts, and foreign currency transactions	(26,864,866)	16,369,749
Change in unrealized appreciation (depreciation) on investments, securities sold short, written option contracts, swap contracts, futures
contracts, forward currency contracts and foreign currency translation	(29,843,337)	1,132,923
Net increase (decrease) in net assets resulting from operations	(58,042,551)	16,131,032

DISTRIBUTIONS TO SHAREHOLDERS:
Class K	(15,007,578)	(6,974,185)
Investor Class	(709,286)	(457,953)
Total distributions to shareholders	(15,716,864)	(7,432,138)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(1)	96,793,567	124,223,633

NET INCREASE IN NET ASSETS	23,034,152	132,922,527

NET ASSETS:
Beginning of year	230,692,417	97,769,890
End of year	$253,726,569	$230,692,417

(1)	A summary of capital share transactions is as follows:

SHARE TRANSACTIONS:

	For the Year Ended		For the Year Ended
	October 31, 2022		October 31, 2021
	Shares	Amount	Shares	Amount
Class K:
Issued	21,436,992	$207,598,738	14,836,798	$158,993,848
Issued to holders in
reinvestment of dividends	1,434,757	14,835,381	666,111	6,974,185
Redeemed	(13,061,945)	(121,379,526)	(4,085,024)	(44,414,756)
Net increase in Class K	9,809,804	$101,054,593	11,417,885	$121,553,277

Investor Class:
Issued	434,793	$4,492,482	308,532	$3,280,142
Issued to holders in
reinvestment of dividends	69,674	709,286	44,204	457,954
Redeemed	(1,044,210)	(9,462,794)	(100,390)	(1,067,740)
Net decrease in Investor Class	(539,743)	(4,261,026)	252,346	2,670,356
Net increase in shares outstanding	9,270,061	$96,793,567	11,670,231	$124,223,633

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Financial Highlights

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2022	2021	2020	2019	2018
Class K

PER SHARE DATA(1):
Net asset value, beginning of year	$11.08	$10.67	$11.25	$10.44	$10.45

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.05)	(0.08)	(0.02)	0.08	0.01
Net realized and unrealized
gain (loss) on investments	(1.92)	1.30	0.62	1.18	0.17
Total from investment operations	(1.97)	1.22	0.60	1.26	0.18

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	(0.11)	(0.21)	—
Net realized gains	(0.68)	(0.79)	(1.07)	(0.24)	(0.19)
Total distributions	(0.68)	(0.81)	(1.18)	(0.45)	(0.19)
Redemption fees	—	—	—	—	0.00 (3)
Net asset value, end of year	$8.43	$11.08	$10.67	$11.25	$10.44

TOTAL RETURN	-18.99%	11.88%	5.79%	12.76%	1.61%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$251,477	$221,827	$91,865	$89,627	$81,498
Ratio of gross expenses to average net assets:
Before expense reimbursement(4)	3.01%	3.46%	4.07%	3.95%	4.25%
After expense reimbursement(4)	2.71%	2.79%	3.05%	3.16%	3.27%
Ratio of dividends, interest, and borrowing expense
on securities sold short to average net assets	1.21%	1.29%	1.55%	1.66%	1.77%
Ratio of operating expenses to average net
assets excluding dividends, interest, and
borrowing expense on securities sold short(4)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss)
to average net assets(4)	(0.49)%	(0.77)%	(0.24)%	0.78%	0.11%
Portfolio turnover rate(5)	734%	576%	738%	585%	700%

(1)	For a Class K share outstanding for the entire year.
(2)	Calculated based on average shares outstanding during the year.
(3)	Amount per share is less than $0.005.
(4)
These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(5)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the years ended.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Financial Highlights

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2022	2021	2020	2019	2018
Investor Class

PER SHARE DATA(1):
Net asset value, beginning of year	$10.92	$10.56	$11.16	$10.38	$10.44

INVESTMENT OPERATIONS:
Net investment income (loss)(2)	(0.08)	(0.12)	(0.06)	0.05	(0.02)
Net realized and unrealized
gain (loss) on investments(3)	(1.88)	1.28	0.61	1.18	0.15
Total from investment operations	(1.96)	1.16	0.55	1.23	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.01)	(0.08)	(0.21)	—
Net realized gains	(0.68)	(0.79)	(1.07)	(0.24)	(0.19)
Total distributions	(0.68)	(0.80)	(1.15)	(0.45)	(0.19)
Redemption fees	—	—	0.00 (4)	0.00 (4)	0.00 (4)
Net asset value, end of year	$8.28	$10.92	$10.56	$11.16	$10.38

TOTAL RETURN	-19.26%	11.43%	5.48%	12.36%	1.22%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$2,249	$8,865	$5,905	$5,487	$4,128
Ratio of gross expenses to average net assets:
Before expense reimbursement(5)	3.36%	3.80%	4.42%	4.30%	4.60%
After expense reimbursement(5)	3.06%	3.14%	3.40%	3.51%	3.62%
Ratio of dividends, interest, and borrowing expense
on securities sold short to average net assets	1.21%	1.29%	1.55%	1.66%	1.77%
Ratio of operating expenses to average net assets
excluding dividends, interest, and borrowing
expense on securities sold short(5)	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income (loss)
to average net assets(5)	(0.84)%	(1.11)%	(0.59)%	0.43%	(0.24)%
Portfolio turnover rate(6)	734%	576%	738%	585%	700%

(1)	For an Investor Class share outstanding for the entire year.
(2)	Calculated based on average shares outstanding during the year.
(3)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(4)	Amount per share is less than $0.005.
(5)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments.  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

(6)
The portfolio turnover disclosed is for the Fund as a whole.  The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments, short-term options, swap contracts, futures contracts and short positions).  The denominator includes the average fair value of long positions throughout the years end.

The accompanying notes are an integral part of these financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements
October 31, 2022

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Weiss Alternative Multi-Strategy Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The Fund’s investment adviser, Weiss Multi-Strategy Advisers LLC (the “Adviser”), is responsible for investment advisory services, day-to-day management of the Fund’s assets, as well as compliance, sales, marketing and operation services to the Fund. The primary investment objective of the Fund is to provide returns with moderate volatility and reduced correlation to the bond and equity markets. The Fund commenced operations on December 1, 2015. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers four share classes, Class A, Class I, Class K and Investor Class. Effective March 31, 2017, the Fund ceased offering Class I. As of October 31, 2022, Class A and Class I shares are not available for purchase. Class K and Investor Class shares have no front-end sales load, no deferred sales charge, and a 1.00% redemption fee prior to November 22, 2019. Investor Class shares are subject to a 0.25% distribution fee (12b-1) and a shareholder servicing fee of up to 0.10% of average daily net assets. Class K shares are not subject to a distribution fee or a shareholder servicing fee.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).  These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share.  To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, the last sale or settlement price maybe be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a futures contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 or Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of October 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Investments at Fair Value
Common Stocks
Aerospace & Defense	$427,541	$—	$—	$427,541
Air Freight & Logistics	1,460,591	69,456	—	1,530,047
Airlines	1,107,379	—	—	1,107,379
Auto Components	407,140	—	—	407,140
Automobiles	873,319	78,487	—	951,806
Banks	5,360,516	—	—	5,360,516
Beverages	549,174	—	—	549,174
Biotechnology	1,840,574	—	—	1,840,574
Building Products	178,980	—	—	178,980
Capital Markets	2,104,368	—	—	2,104,368
Chemicals	470,756	12,264	—	483,020
Commercial Services & Supplies	1,038,917	—	—	1,038,917
Communications Equipment	4,729,536	—	—	4,729,536
Construction & Engineering	234,957	—	—	234,957
Construction Materials	166,527	—	—	166,527
Consumer Finance	910,442	—	—	910,442
Containers & Packaging	753,604	—	—	753,604
Diversified Consumer Services	172,858	—	—	172,858
Diversified Financial Services	304,978	—	—	304,978

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

	Level 1	Level 2	Level 3	Total
Assets – Continued
Investments at Fair Value – Continued
Diversified Telecommunication Services	$14,165	$—	$—	$14,165
Electric Utilities	39,602	—	—	39,602
Electrical Equipment	978,816	—	—	978,816
Electronic Equipment,
Instruments & Components	1,031,160	19,465	—	1,050,625
Energy Equipment & Services	1,302,681	60,464	—	1,363,145
Entertainment	1,199,913	—	—	1,199,913
Food & Staples Retailing	532,060	—	—	532,060
Food Products	2,832,038	—	—	2,832,038
Health Care Equipment & Supplies	1,858,502	—	—	1,858,502
Health Care Providers & Services	2,312,919	34,589	—	2,347,508
Health Care Technology	47,509	—	—	47,509
Hotels, Restaurants & Leisure	5,661,229	—	—	5,661,229
Household Durables	67,108	11,868	—	78,976
Household Products	706,739	—	—	706,739
Industrial Conglomerates	1,200,705	93,374	—	1,294,079
Insurance	223,525	—	110	223,635
Interactive Media & Services	667,110	8,137	—	675,247
Internet & Direct Marketing Retail	667,362	—	—	667,362
Internet Software & Services	120,691	—	—	120,691
IT Services	1,934,856	16,338	—	1,951,194
Leisure Products	142,973	—	202	143,175
Life Sciences Tools & Services	739,093	—	—	739,093
Machinery	1,367,452	15,946	—	1,383,398
Marine	270,182	—	—	270,182
Media	947,457	—	—	947,457
Metals & Mining	1,303,772	202,131	—	1,505,903
Multiline Retail	244,593	—	—	244,593
Multi-Utilities	—	46,772	—	46,772
Oil, Gas & Consumable Fuels	8,379,901	—	—	8,379,901
Paper & Forest Products	72,739	—	—	72,739
Personal Products	189,955	199,137	—	389,092
Pharmaceuticals	1,236,755	252,626	—	1,489,381
Professional Services	47,381	—	—	47,381
Real Estate Investment Trusts (REITs)	14,075,626	—	—	14,075,626
Road & Rail	1,234,952	—	—	1,234,952
Semiconductors & Semiconductor Equipment	4,196,630	—	—	4,196,630
Software	9,678,488	—	—	9,678,488
Special Purpose Acquisition Companies	18,072	—	—	18,072
Specialty Retail	986,141	—	—	986,141
Technology Hardware, Storage & Peripherals	1,029,661	—	—	1,029,661
Textiles, Apparel & Luxury Goods	224,328	—	—	224,328

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

	Level 1	Level 2	Level 3		Total
Assets – Continued
Investments at Fair Value – Continued
Thrifts & Mortgage Finance	$494,766	$—	$—		$494,766
Tobacco	—	65,217	—		65,217
Trading Companies & Distributors	1,101,567	—	—		1,101,567
Wireless Communication Services	—	—	2,182		2,182
Wireless Telecommunication Services	284,781	—	—		284,781
Total Common Stocks	94,758,112	1,186,271	2,494		95,946,877
Exchange Traded Funds	45,385,177	—	—		45,385,177
Contingent Value Right	—	—	—	(2)	—
Escrow Notes	—	—	21,735		21,735
Warrants	23,177	99	—	(2)	23,276
Purchased Options	2,899	138,356	—		141,255
Money Market Fund	72,738,939	—	—		72,738,939
Other Instruments
Forward Contracts(1)	—	2,579	—		2,579
	$212,908,304	$1,327,305	$24,229		$214,259,838

Liabilities
Investments at Fair Value
Common Stocks
Aerospace & Defense	$(249,770)	$ —	$—		$(249,770)
Air Freight & Logistics	(735,611)	—	—		(735,611)
Airlines	(465,901)	—	—		(465,901)
Auto Components	(34,386)	—	—		(34,386)
Automobiles	(828,509)	—	—		(828,509)
Banks	(3,839,606)	—	—		(3,839,606)
Beverages	(1,188,858)	—	—		(1,188,858)
Biotechnology	(716,700)	—	—		(716,700)
Building Products	(305,284)	—	—		(305,284)
Capital Markets	(2,515,279)	(18,302)	—		(2,533,581)
Chemicals	(293,597)	—	—		(293,597)
Commercial Services & Supplies	(435,903)	—	—		(435,903)
Communications Equipment	(78,991)	—	—		(78,991)
Construction & Engineering	(285,838)	—	—		(285,838)
Consumer Finance	(1,030,440)	—	—		(1,030,440)
Containers & Packaging	(426,816)	—	—		(426,816)
Distributors	(217,064)	—	—		(217,064)
Diversified Consumer Services	(563,436)	—	—		(563,436)
Diversified Telecommunication Services	(384,593)	—	—		(384,593)
Electrical Equipment	(131,290)	—	—		(131,290)
Electronic Equipment, Instruments & Components	(270,269)	—	—		(270,269)
Energy Equipment & Services	(915,507)	—	—		(915,507)

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

	Level 1	Level 2	Level 3	Total

Liabilities – Continued
Investments at Fair Value – Continued
Entertainment	$(251,901)	$—	$—	$(251,901)
Food & Staples Retailing	(426,141)	—	—	(426,141)
Food Products	(2,296,004)	(169,384)	—	(2,465,388)
Health Care Equipment & Supplies	(603,572)	(34,547)	—	(638,119)
Health Care Providers & Services	(1,747,934)	(27,578)	—	(1,775,512)
Health Care Technology	(54,999)	—	—	(54,999)
Hotels, Restaurants & Leisure	(2,203,639)	(116,333)	—	(2,319,972)
Household Durables	(123,731)	—	—	(123,731)
Household Products	(357,430)	—	—	(357,430)
Industrial Conglomerates	(186,672)	—	—	(186,672)
Insurance	(134,189)	—	—	(134,189)
Interactive Media & Services	(152,041)	—	—	(152,041)
Internet & Direct Marketing Retail	(78,154)	—	—	(78,154)
Internet Software & Services	(1,011)	—	—	(1,011)
IT Services	(379,771)	—	—	(379,771)
Leisure Products	(24,240)	—	—	(24,240)
Life Sciences Tools & Services	(564,689)	—	—	(564,689)
Machinery	(1,718,432)	(16,310)	—	(1,734,742)
Marine	—	(90,585)	—	(90,585)
Media	(878,878)	—	—	(878,878)
Metals & Mining	(2,613,146)	(248,713)	—	(2,861,859)
Multiline Retail	(420,710)	—	—	(420,710)
Oil, Gas & Consumable Fuels	(4,407,015)	—	—	(4,407,015)
Personal Products	(342,401)	(12,767)	—	(355,168)
Pharmaceuticals	(883,077)	(328,499)	—	(1,211,576)
Professional Services	(261,121)	—	—	(261,121)
Real Estate Investment Trusts (REITs)	(13,506,058)	—	—	(13,506,058)
Real Estate Management & Development	(31,852)	—	—	(31,852)
Road & Rail	(995,156)	—	—	(995,156)
Semiconductors & Semiconductor Equipment	(1,706,640)	—	—	(1,706,640)
Software	(484,056)	(8,346)	—	(492,402)
Specialty Retail	(746,954)	—	—	(746,954)
Technology Hardware, Storage & Peripherals	(294,882)	—	—	(294,882)
Textiles, Apparel & Luxury Goods	(20,853)	—	—	(20,853)
Thrifts & Mortgage Finance	(306,727)	—	—	(306,727)
Trading Companies & Distributors	(199,917)	—	—	(199,917)
Wireless Telecommunication Services	(4,507)	—	—	(4,507)
Total Common Stock	(55,322,148)	(1,071,364)	—	(56,393,512)
Exchange Traded Funds	(26,269,304)	(207,498)	—	(26,476,802)

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

	Level 1	Level 2	Level 3	Total
Other Instruments
Written Options	$(3,655)	$(1,473,074)	$—	$(1,476,729)
Futures Contracts(1)	—	(6,714,510)	—	(6,714,510)
Swap Contracts(1)	—	(10,487,512)	—	(10,487,512)
	$(81,590,600)	$(19,958,465)	$—	$(101,549,065)

(1)
Swap contracts, future contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Open Swap, Open Futures and Open Forward Currency contracts.

(2)	Amount less than $0.50.

For the period ended October 31, 2022, there were no transfers into or out of Level 3 securities.

B.  Securities Sold Short – The Fund sells securities or currencies short for economic hedging purposes or any other investment purpose. For financial statement purposes, an amount equal to the settlement amount is initially included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities or currencies sold, but not yet purchased, may require purchasing the securities or currencies at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. Short sale transactions result in off balance sheet risk because the ultimate obligation may exceed the related amounts shown in the Statement of Assets and Liabilities. The Fund will incur losses if the price of the security increases between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities. The Fund’s losses on short sales are potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Fund is liable for any dividends and interest payable on securities while those securities are sold short. Until the security is replaced, the Fund is required to pay to the lender any income earned, which is recorded as an expense by the Fund. The Fund’s policy is to segregate liquid assets in an amount equal to the fair value of securities sold short (not including proceeds received), which is reflected in the Schedule of Investments. These assets are required to be adjusted daily to reflect changes in the value of the securities or currencies sold short.

C.  Transactions with Brokers – The Fund’s deposits at brokers for securities sold short are with one securities dealer. The Fund does not require the brokers to maintain collateral in support of the receivables from the brokers for proceeds on securities sold short. The Fund is required by the brokers to maintain collateral at the brokers or in a segregated account at the Fund’s custodian for securities sold short. The Fund may maintain cash deposits at brokers beyond the receivables for short sales.

The Fund’s written options contracts’, equity swap contracts’, forward currency contracts’ and futures contracts cash deposits are monitored daily by the Adviser and counterparty. Cash deposits beyond the short sale proceeds by the Fund are presented as deposits at brokers on the Statement of Assets and Liabilities. The Fund’s securities sold short and written option contracts are traded through the same account at Morgan Stanley and the deposits associated with these investments are not able to be determined by security or contract type. These transactions may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities.

D.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes (sells) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When a

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

E.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund purchases put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities Investments at value as an investment, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

F.  Flex Options –  The Fund principally uses options to hedge exposure to underlying positions given projected increases in volatility or to crystalize price gains or losses in individual securities.  FLEX Options are customized option contracts available through the CBOE that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearinghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Fund bears the risk that the Clearinghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts.

G.  Forward Currency Contracts – The Fund is subject to foreign currency rate risk in the normal course of pursuing its investment objectives. Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange risk).  A forward foreign currency exchange contract is an agreement between two parties to buy or sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The Fund may enter into forward contracts for foreign currency hedging purposes, volatility management purposes or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. The Fund may enter into forward currency exchange contracts obligating the Fund to deliver and receive a currency at a specified future date. Forward contracts are valued daily, and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. Refer to Note 2 A. for a pricing description. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

The use of forward currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities. The use of forward currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward currency exchange contract would limit the  risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

H.  Futures Contracts – The Fund may enter into futures contracts traded on domestic and international exchanges, including stock index and fixed income futures contracts. The Fund principally uses futures for attractive liquidity offered in portfolio construction and management than available using equity and fixed income exchange traded funds. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract (with the exception of futures contracts traded on the London Metal Exchange (“LME”)). Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The variation margin on LME futures contracts do not settle daily, but rather settle at their respective maturity dates. The risks inherent in the use of futures contracts include adverse changes in the value of such instruments. Refer to Note 2 A. for a pricing description. Refer to Note 2 R. for further derivative disclosures, and Note 2 P. for further counterparty risk disclosure.

I.  Equity Swap Contracts – The Fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. During the year ended October 31, 2022, the Fund entered into both long and short equity swap contracts. Swap contracts are entered into to manage exposure to issuers, markets and securities. A long equity swap contract entitles the Fund to receive from the counterparty any appreciation and dividends paid on an individual security, while obligating the Fund to pay the counterparty any depreciation on the security as well as interest on the notional amount of the contract generally at a rate equal to the Euro OverNight Index Average (“EONIA”) or the Sterling OverNight Index Average (“SONIA”), Bank of Japan Estimate Unsecured Overnight Call Rate (“TONAR”) or the Federal Funds Rate (“FED”) (plus an additional rate. Please see the Schedule of Open Swap for details on a contract by contract basis). A short equity swap contract obligates the Fund to pay the counterparty any appreciation and dividends paid on an individual security, while entitling the Fund to receive from the counterparty any depreciation on the security, and to pay to or receive from the counterparty interest on the notional value of the contract generally at a rate equal to EONIA, SONIA, TONAR or FED (plus an additional rate. Please see the Schedule of Open Swap Contracts for details on a contract by contract basis).

Fluctuations in the value of an open contract are recorded daily as net unrealized appreciation or depreciation. The Fund will realize gains or losses upon termination or reset of the contract. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date. Refer to Note 2 A. for a pricing description. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. Refer to Note 2 P. for further counterparty risk disclosure. Additionally, risk may arise from unanticipated movements in interest rates or in the value of the underlying securities. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 R. for further derivative disclosures.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

J.  Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Fund’s investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

K.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities.

L.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

M.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income and expense is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

N.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of Investor Class shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

O.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

P.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. The counterparty risk for forward currency exchange contracts to the Fund includes the amount of any net unrealized appreciation on the contract. The counterparty risk for equity swaps contracts to the Fund includes the risk of loss of the full amount of any net unrealized appreciation on the contract, along with dividends receivable on long equity contracts and interest receivable on short equity contracts. Written and purchased options and futures contracts sold on an exchange do not expose the Fund to counterparty risk; the exchange’s clearinghouse guarantees the options and futures against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

Q.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

R.  Derivatives – The Fund may utilize derivative instruments such as options, swaps, futures, forward currency exchange contracts and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 7 for further derivative disclosure.

The Fund employs a risk optimized allocation strategy by investing in (1) an actively managed, diversified, market neutral multi-strategy portfolio that includes equity securities, debt securities, and/or derivatives (the “Core Market Neutral Component”), (2) a long-only “growth” overlay of equity securities (the “Growth Component”), and (3) a long-only “defensive” overlay of debt securities (the “Defensive Component”). To implement its strategy, the Fund may also use derivatives, such as swaps and futures on indexes, in the Growth and Defensive Components. The Fund’s Growth and Defensive Components consist only of securities purchased with the objective of seeking an increase in the underlying prices of such securities. The Fund’s Growth Component will, under normal circumstances, consist of domestically traded large- and midcap equity securities that aim to approximately track price performance in the overall stock market. The portion of the Fund’s overall portfolio comprised of debt securities, which are held in the Defensive and Core Market Neutral Components, will, under normal market conditions, have a weighted average maturity that exceeds 9 years and will consist primarily of investment-grade debt securities with an average credit rating in excess of “A” by Standard & Poor’s, or an equivalent quality rating from another Nationally Recognized Statistical Rating Organization. The Fund may also invest in below-investment grade debt securities (also referred to as high yield debt securities or “junk” bonds).

The Fund’s Core Market Neutral Component consists of a combination of “long” securities purchased that seek to benefit from an increase in the underlying prices of such securities and “short” securities sold that seek to benefit from a decrease in the underlying prices of such securities. The Fund’s Core Market Neutral Component may be characterized by sector focus, geographic definition, quantitative method, event orientation or some other

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

dominant characteristic. The strategies employed and the allocation among them will vary over time. The common attribute of these strategies is a long/short investment approach whereby various securities or instruments are held long and others are sold short. The Adviser, therefore, applies moderate leverage (i.e., borrowed capital to increase investment exposure) to the Core Market Neutral Component in an effort to enhance absolute returns. In addition, in order to take advantage of certain opportunities in the securities markets, the Fund may engage in active and frequent trading with respect to the Core Market Neutral Component.

The Adviser seeks to allocate assets to each of the three components based on the Adviser’s assessment of each component’s expected contribution to the Fund’s overall portfolio risk. The Adviser utilizes the historical price return and volatility (among other proprietary measures) of each component in order to estimate a component’s risk contribution. Although there is no requirement to invest a specific percentage of the Fund’s assets in a particular component, it is generally expected that a larger percentage of the Fund’s assets will be allocated to low risk asset classes (i.e., those that comprise the bond or Defensive Component) than to higher risk asset classes (i.e., those that comprise the equity or Growth Component). Given that the Adviser seeks to allocate assets to each individual component according to its risk contribution (as measured by its historical price return and volatility), the Fund’s allocation of assets to the Core Market Neutral, Growth and Defensive Components can fluctuate widely.

The equity securities that comprise the Fund’s Growth Component may at any time include positions in U.S. common, preferred or convertible securities of large- or mid- capitalization issuers; securities of other investment companies, including exchange-traded funds (“ETFs”); depositary receipts, including American Depositary Receipts (“ADRs”), and derivatives, such as swaps and futures on indexes. The equity securities that comprise the Fund’s Core Market Neutral Component may at any time include positions in U.S. or non-U.S. common, preferred or convertible securities of any market capitalization throughout the world, including emerging markets countries; securities of other investment companies, including ETFs; and depositary receipts, including ADRs. The debt securities that comprise the Fund’s Defensive Component and Core Market Neutral Component may include corporate debt securities, bonds (including inflation-indexed bonds), notes or other debentures, U.S. Government and foreign government securities, high yield or junk bonds, ETFs, and derivatives, such as swaps and futures on indexes. In addition, the Core Market Neutral Component may invest in derivative instruments, including swaps, interest rate swaps, options or index options (e.g., calls and puts may be purchased or written), futures contracts, and forward contracts. The Fund’s derivative instruments are used for several purposes, including to create investment leverage; as a substitute for securities, interest rates, currencies and commodities; and/or to hedge against market movements.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the year ended October 31, 2022, the Fund’s average derivative volume is described below:

	Monthly Average	Monthly Average
	Quantity	Notional Value
Purchased Option Contracts	1,548	$7,039,521
Written Option Contracts	1,945	8,356,351
Long Total Return Swap Contracts	932,270	49,372,945
Short Total Return Swap Contracts	195,266	8,262,507
Long Futures Contracts	1,025	132,511,877
Long Forward Contracts	621,668	326,469
Short Forward Contracts	1,910,600	225,823

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

Statement of Assets and Liabilities

The effect of derivative instruments on the Statement of Assets and Liabilities as of October 31, 2022.

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts
Equity	Investments, at value	$141,255	$—
Written Option Contracts
Equity	Written option contracts, at value	—	1,476,729
Swap Contracts
Equity	Payable for swap contracts, net	—	10,487,512
Forward Currency Contracts	Receivable for forward
	currency exchange contracts	2,579	—

Futures Contracts
Commodity	Variation margin for futures contracts	—	41,820
Equity	Variation margin for futures contracts	—	279,245
Interest rate	Variation margin for futures contracts	—	391,531
Total Futures Contracts		—	712,596
		$143,834	$12,676,837

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the year ended October 31, 2022:

			Net Realized Gain (Loss) on Derivatives
					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts*	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(811,328)	$880,833	$2,893,717	$(10,249,872)	$—	$(7,286,650)
Commodity Contracts	—	—	—	(2,498,507)	—	(2,498,507)
Interest Rate Contracts	—	—	—	(14,394,409)	—	(14,394,409)
Foreign Exchange Contracts	—	—	—	—	12,867	12,867
Total	$(811,328)	$880,833	$2,893,717	$(27,142,788)	$12,867	$(24,166,699)

		Net Change in Unrealized Appreciation (Depreciation) on Derivatives
					Forward
	Purchased	Written			Currency
	Option	Option	Swap	Futures	Exchange
Derivatives	Contracts**	Contracts	Contracts	Contracts	Contracts	Total
Equity Contracts	$(57,258)	$396,125	$(10,338,342)	$(1,700,407)	$—	$(11,699,882)
Commodity Contracts	—	—	—	(960,286)	—	(960,286)
Interest Rate Contracts	—	—	—	(4,400,465)	—	(4,400,465)
Foreign Exchange Contracts	—	—	—	—	2,579	2,579
Total	$(57,258)	$396,125	$(10,338,342)	$(7,061,158)	$2,579	$(17,058,054)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed in an Operating Expense Limitation Agreement to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding 12b-1 fees – Class A and Investor Class (see Note 5), shareholder servicing fees – Class A, Class I and Investor Class (see Note 5), any acquired fund fees and expenses, front-end or contingent deferred loads, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) do not exceed 1.50% of the Fund’s average daily net assets. As of October 31, 2022, Class A shares and Class I shares are not available. The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provide that, after payment of the recoupment, the Total Annual Fund Operating Expenses do no exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within one year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Board or the Advisor, with consent of the Board. Waived fees and reimbursed expenses subject to potential recovery during the fiscal year of expiration are as follows:

Expiration	Amount
November 2022 to October 2023	$969,449
November 2023 to October 2024	1,165,912
November 2024 to October 2025	814,144

Fund Services acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2022, are disclosed in the Statement of Operations.

Quasar Distributors, LLC, is the Fund’s distributor (the “Distributor”).  The  Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the year ended October 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not”

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is not subject to examination by taxing authorities for the tax years prior to October 31, 2019.

As of October 31, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

Tax cost of investments*	$132,866,706
Gross unrealized appreciation	$7,674,430
Gross unrealized depreciation	(30,407,552)
Net unrealized depreciation	(22,733,122)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated losses	(32,843,880)
Total accumulated losses	$(55,577,002)

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to partnership adjustments, wash sales, derivatives and constructive sales.

As of October 31, 2022, the Fund had short-term capital loss carryovers of $5,237,928 and long-term carryovers of $25,774,297 which will be permitted to be carried over for an unlimited period of time. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain ordinary losses which occur during the portion of the Fund’s taxable period subsequent to December 31, respectively. For the taxable year ended October 31, 2022, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended October 31, 2022 the following table shows the reclassifications made:

Total
Distributable
Earnings	Paid-in Capital
$9,473,109	$(9,473,109)

Adjustments to the amounts shown in the table were due to net operating losses and partnership adjustments.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

The tax character of distributions paid for the year ended October 31, 2022 and the year ended October 31, 2021, respectively, were as follows:

	Ordinary Income*	Long-Term Capital Gain	Total
2022	$12,810,319	$2,906,545	$15,716,864
2021	7,432,138	—	7,432,138

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for Class A and the Investor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of Class A and the Investor Class. Amounts paid under the Plan are paid to the Distributor to compensate it for costs of the services it provides to Class A and Investor Class shares of the Fund and the expenses it bears in the distribution of the Fund’s Class A and Investor Class shares, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s Investor class shares to prospective investors; and preparation, printing, payments to intermediaries and distribution of sales literature and advertising materials.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually.  As of October 31, 2022, Class A shares were not available. For the year ended October 31, 2022, the Investor Class incurred expenses of $18,714  pursuant to the Plan.

In addition, pursuant to a Shareholder Service Plan (the “Shareholder Servicing Plan”) adopted by the Trust on behalf of the Fund, the Advisor is authorized to engage financial institutions, securities dealers and other industry professionals (“Shareholder Servicing Agent”) to provide personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Fund. Payments made pursuant to the Shareholder Servicing Plan shall not exceed 0.10% of the average daily net asset value of Class A, Class I and the Investor Class of the Fund’s shares. For the year ended October 31, 2022, the Investor Class incurred expenses of $7,486 to the plan. As of October 31, 2022, Class A and Class I shares were not available for purchase.

Payments made under the Shareholder Servicing Plan shall be used to compensate Shareholder Servicing Agents for providing general shareholder liaison services, including, but not limited to: (i) answering inquiries from shareholders regarding account status and history, the manner in which purchases and redemptions of the Fund shares may be effected, and other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) arranging for wiring of funds and transmitting and receiving funds in connection with orders to purchase or redeem Fund shares; (iv) verifying and guaranteeing shareholder signatures in connection with orders to purchase or redeem Fund shares; (v) providing such other similar services related to the maintenance of shareholder accounts; and (vi) providing necessary personnel and facilities to conduct the activities described above.

Distributions and shareholder servicing fees are not subject to the Operating Expense Limitation Agreement to reduce management fees and/or absorb Fund expenses by the Adviser. Distribution and shareholder servicing fees will increase the expenses beyond the Operating Expense Limitation Agreement rate of 1.50% for Class A, Class I and Investor Class.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the year ended October 31, 2022, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	1,256,667,711	1,222,145,625

7.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Morgan Stanley is the prime broker for exchange traded derivatives and the counterparty for swaps and forward currency contracts.

		Gross		Gross Amounts not
	Gross	Amounts	Net Amounts	offset in the Statement
	Amounts of	Offset in the	Presented in	of Assets and Liabilities
	Recognized	Statement of	the Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Assets:
Description
Forward Currency Contracts	$2,579	$—	$2,579	$—	$—	$2,579
Future Contracts	23,030	23,030	—	—	—	—
Swap Contracts	525,092	525,092	—	—	—	—
	$550,701	$548,122	$2,579	$—	$—	$2,579

Liabilities:
Description
Forward Currency Contracts	$—	$—	$—	$—	$—	$—
Future Contracts	735,626	23,030	712,596	—	712,596	—
Swap Contracts	11,012,604	525,092	10,487,512	—	10,487,512	—
Written Option Contracts	1,476,729	—	1,476,729	—	1,476,729	—
	$13,224,959	$548,122	$12,676,837	$—	$12,676,837	$—

*	In some instances, the actual collateral pledged/received may be more than amount shown.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Notes to the Financial Statements – Continued
October 31, 2022

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2022, National Financial Services and Charles Schwab, for the benefit of their customers, owned 37.45% and 29.81% of the outstanding shares of the Fund.

9.  RECENT MARKET EVENTS RISK

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

10.  SUBSEQUENT EVENTS

On December 20, 2022, the Fund’s Class K shares declared an income distribution of $0.00108259 payable on December 21, 2022, to shareholders of record on December 20, 2022.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and there are no additional subsequent events to report that would have a material impact on the Fund’s financial statements and the notes to the financial statements.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Weiss Alternative Multi-Strategy Fund and
Board of Trustees of Series Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, securities sold short, written options, swap contracts, open forward currency contracts, and open futures contracts, of Weiss Alternative Multi-Strategy Fund (the “Fund”), a series of Series Portfolios Trust, as of October 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2015.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
December 30, 2022

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
October 31, 2022

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board” or the “Trustees”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine annually whether to approve the continuation of the Trust’s investment advisory agreements.

At a meeting held on July 28, 2022 (the “Meeting”), the Board, including the Independent Trustees, considered and approved the continuance of the advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Weiss Alternative Multi-Strategy Fund (the “Fund”), and Weiss Multi-Strategy Advisors, LLC (“Weiss”), for an additional one-year term. At the Meeting, the Board considered the factors and reached the conclusions described below in reviewing and approving Weiss to continue serving as the Fund’s investment adviser for another year.

In connection with the annual review process and in advance of the Meeting, Weiss provided information to the Board in response to requests submitted to it by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the Advisory Agreement. The information furnished by Weiss included materials describing, among other matters: (i) the nature, extent, and quality of the services provided by Weiss, including Weiss’ portfolio managers and other personnel, and the investment practices and techniques used by Weiss in managing the Fund; (ii) the historical investment performance of the Fund; (iii) the management fees payable by the Fund to Weiss and the Fund’s overall fees and operating expenses compared with those of a peer group of mutual funds; (iv) Weiss’ profitability and economies of scale; and (v) other ancillary or “fall-out” benefits Weiss and/or its affiliates, if any, may receive based on Weiss’s relationship with the Fund. In addition to the Meeting, the Board met on June 28, 2022 with Fund Services and counsel to discuss the materials that had been furnished by Weiss in response to the information requests.  The Board also considered information furnished to the Board at its meetings periodically over the course of the year. At these meetings, representatives of Weiss furnished quarterly reports and other information to the Board regarding the performance of the Fund, the services provided to the Fund by Weiss, and compliance and operational matters related to the Fund and Weiss.

In considering and approving the Advisory Agreement for another year, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through previous interactions with Weiss. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management and the Interested Trustee on several occasions. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the Advisory Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

The Board considered the nature, extent and quality of services provided to the Fund by Weiss under the Advisory Agreement. This information included, among other things, the qualifications, background, tenure and responsibilities of each of the portfolio managers who are primarily responsible for the day-to-day portfolio management of the Fund. It also included information about Weiss’ investment process and investment strategy for the Fund, the approach to security selection and the overall positioning of the Fund’s portfolio. The Board noted that Weiss had been managing the Fund’s portfolio since its inception.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2022

The Board evaluated the ability of Weiss, based on attributes such as its financial condition, resources and reputation, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered Weiss’ compliance program and its compliance record since the inception of the Fund.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that Weiss is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Advisory Agreement.

INVESTMENT PERFORMANCE

The Board considered the Fund’s investment performance information as of June 30, 2022 as compared to its benchmark index, the Bloomberg Barclays U.S. Corporate Bond Index, and noted that the Fund’s Class K and Investor Class shares outperformed the index for the three-year, five-year and since inception periods ended June 30, 2022, but underperformed the index for the year-to-date and one-year periods ended June 30, 2022. Additionally, the Board considered the Fund’s investment performance as compared to a performance universe of peer funds compiled by Broadridge Financial Solutions (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Trustees considered that the performance data provided by Broadridge included, among other things, performance comparisons for the one-year, two-year, three-year, four-year, and five-year periods ended March 31, 2022. The Trustees noted that the Fund’s Class K shares outperformed the Performance Universe average and median for the three-year, four-year, and five-year periods, outperformed the Performance Universe average but matched the Performance Universe median for the two-year period, and underperformed the Performance Universe average and median for the one-year period. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods.

After considering the investment performance information described above, the Trustees concluded that the performance results achieved by Weiss for the Fund were satisfactory given market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees further concluded that they continue to have confidence in Weiss’s overall capabilities to manage the Fund.

FEES AND EXPENSES

The Board reviewed and considered the contractual investment management fee rate payable by the Fund to Weiss for investment management services (the “Management Fee Rate”). Among other information reviewed by the Board was a comparison of the Management Fee Rate of the Fund with those of other funds in an expense group (the “Expense Group”), as determined by Broadridge, based on Morningstar fund classifications. The Board noted that the Management Fee Rate was higher than the Expense Group average and median.

The Board received and evaluated information about the nature and extent of responsibilities and duties, as well as the entrepreneurial and other risks, assumed by Weiss. The Board also noted that Weiss reported that it does not manage any accounts using the same or similar strategy as that applied to the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Management Fee Rate was reasonable in light of the services expected to be covered, and those currently being covered, by the Advisory Agreement.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2022

The Board received and considered information regarding the Fund’s net operating expense ratios and its various components, including management fees, administrative fees, custodian and other non-management fees, Rule 12b-1 fees and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board recognized that Weiss had entered into an expense limitation agreement (the “Expense Limitation Agreement”) to limit the total annual fund operating expenses of each class of the Fund (excluding Rule 12b-1 fees, shareholder servicing fees, redemption fees, swap fees and expenses, dividends and interest on short positions, taxes, leverage interest, brokerage fees (including commissions, mark-ups and mark-downs), annual account fees for margin accounts, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation). The Board considered the net operating expense ratios in comparison to the average and median ratios of the Expense Group. The Board noted that the Fund’s net expense ratio for Class K was higher than both the average and median of the Expense Group. The Board acknowledged that Weiss absorbs all expenses incurred by the Fund above its management fee, excepting any expenses not covered under the Expense Limitation Agreement. The Board received a description of the methodology and screening criteria used by Broadridge to determine the mutual funds and share classes in the Expense Group. While the Board recognized that comparisons between the Fund and Expense Peer Group may be imprecise, the comparative, independently-selected information provided by Broadridge assisted the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and net expense ratio.

Based on its consideration of the factors and information it deemed relevant, including the features of the Fund as described above, the Board concluded that the expense structure of the Fund supported the continuation of the Advisory Agreement.

PROFITABILITY AND ECONOMIES OF SCALE

The Board requested and received a report on Weiss’ revenue and expenses resulting from services provided to the Fund pursuant to the Advisory Agreement for the twelve months ended March 31, 2022. The Board noted that Weiss has subsidized the Fund’s operations since inception and has not yet recouped those subsidies. The Board further observed that Weiss’s profit from sponsoring the Fund had not been, and currently was not, excessive.

With respect to economies of scale, the Board reviewed the Fund’s operating history and noted that the Fund had experienced growth since it commenced operations. The Board then considered information regarding whether and the extent to which economies of scale may be realized as the Fund’s assets grow and whether the Fund’s fee structure reflects these economies of scale for the benefit of for shareholders. The Board considered that the Expense Limitation Agreement limits costs to shareholders and provides a means of sharing potential economies of scale with the Fund’s shareholders. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals as Weiss continues to expand its operations and the Fund grows.

ANCILLARY BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Board received and considered information regarding ancillary or “fall-out” benefits to Weiss and/or its affiliates, if any, as a result of Weiss’s relationship with the Fund. Ancillary benefits could include, among others, benefits attributable to research credits generated by Fund portfolio transactions. In this regard, the Board considered that Weiss confirmed it had benefited firm-wide from research credits generated by Fund portfolio transactions over the past twelve months. Ancillary benefits could also include benefits potentially derived from an increase in Weiss’ business as a result of its relationship with the Fund (such as the ability to market to

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2022

shareholders other potential financial products and services offered by Weiss, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Weiss and/or its affiliates, if any, were unreasonable.

CONCLUSIONS

In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the Advisory Agreement for an additional one-year term.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Statement Regarding the Fund’s Liquidity Risk Management Program (Unaudited)
October 31, 2022

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Series Portfolios Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Weiss Multi-Strategy Advisers, LLC (the “Adviser”), the investment adviser to the Weiss Alternative Balanced Risk Fund (the “Fund”), a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved the Adviser as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Liquidity Risk Management Committee. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On July 28, 2022, the Board reviewed the Program Administrator’s written annual report for the period June 1, 2021 through May 31, 2022 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third-party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Additional Information (Unaudited)
October 31, 2022

TRUSTEES AND EXECUTIVE OFFICERS

The Board oversees the management and operations of the Trust. The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, principal occupations during the past five years and other directorships are set forth in the table below. Unless noted otherwise, the principal business address of each Trustee is c/o U.S. Bank Global Fund Services, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years
Independent Trustees of the Trust(1)

Koji Felton	Trustee	Indefinite Term;	Retired	1	Independent
(born 1961)		Since			Trustee, Listed
		September			Funds Trust
		2015.			(52 portfolios)
(Since 2019).

Debra McGinty-Poteet	Trustee	Indefinite Term;	Retired.	1	Independent
(born 1956)		Since			Trustee, F/m
		September			Funds Trust
		2015.			(3 portfolios)
(Since May
2015).

Daniel B. Willey	Trustee	Indefinite Term;	Retired. Chief Compliance	1	None
(born 1955)		Since	Officer, United Nations
		September	Joint Staff Pension
		2015.	Fund (2009 – 2017).

Interested Trustee

Elaine E. Richards(3)	Chair,	Indefinite Term;	Senior Vice President,	1	None
(born 1968)	Trustee	Since	U.S. Bank Global Fund
		July	Services (since 2007).
2021.

Officers of the Trust

Ryan L. Roell	President and	Indefinite Term;	Vice President,	Not	Not
(born 1973)	Principal	Since	U.S. Bank Global Fund	Applicable	Applicable
	Executive	July	Services (since 2005).
	Officer	2019.

Cullen O. Small	Vice	Indefinite Term;	Vice President,	Not	Not
(born 1987)	President,	Since	U.S. Bank Global	Applicable	Applicable
	Treasurer and	January	Fund Services
	Principal	2019.	(since 2010).
Financial
Officer

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Additional Information (Unaudited) – Continued
October 31, 2022

Number of
Portfolios
				in Fund	Other
	Positions	Term of Office		Complex(2)	Directorships
Name and	with	and Length of	Principal Occupations	Overseen	Held During
Year of Birth	the Trust	Time Served	During Past Five Years	by Trustees	Past Five Years

Donna Barrette	Vice	Indefinite Term;	Senior Vice President	Not	Not
(born 1966)	President,	Since	and Compliance Officer,	Applicable	Applicable
	Chief	November	U.S. Bank Global Fund
	Compliance	2019.	Services (since 2004).
Officer and
Anti-Money
Laundering
Officer

Adam W. Smith	Secretary	Indefinite Term;	Vice President,	Not	Not
(born 1981)		Since	U.S. Bank Global	Applicable	Applicable
		June	Fund Services
		2019.	(since 2012).

Richard E. Grange	Assistant	Indefinite Term;	Officer, U.S. Bank	Not	Not
(born 1982)	Treasurer	Since	Global Fund	Applicable	Applicable
		October	Services (since 2015).
2022.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined by the 1940 Act (“Independent Trustees”).
(2)
As of the date of October 31, 2022, the Trust was comprised of 12 portfolios (including the Fund) managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series within the Trust.

(3)
Ms. Richards, as a result of her employment with U.S. Bank Global Fund Services, which acts as transfer agent, administrator, and fund accountant to the Trust, is considered to be an “interested person” of the Trust, as defined by the 1940 Act.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Additional Information (Unaudited) – Continued
October 31, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-866-530-2690.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-866-530-2690. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-866-530-2690, or (2) on the SEC’s website at www.sec.gov.

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the year ended October 31, 2022, certain dividends paid by the Fund may be reported as qualified dividend income (QDI) and maybe eligible for taxation at capital gains rates. The percentage of dividends declared from ordinary income designated as qualified dividend income was 4.05%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2022 was 3.40%.

WEISS ALTERNATIVE MULTI-STRATEGY FUND

Privacy Notice (Unaudited)

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

 (This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Weiss Multi-Strategy Advisers LLC
320 Park Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street NW
Washington, DC 20036

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-866-530-2690.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

File:  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Debra McGinty-Poteet is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the past fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning; including reviewing the Fund’s tax returns and distribution calculations. There were no “other services” provided by the principal accountant.  For the fiscal years ended October 31, 2022, and October 31, 2021, the Fund’s principal accountant was Cohen & Company, Ltd.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2022	FYE 10/31/2021
Audit Fees	$46,000	$46,000
Audit-Related Fees	$0	$0
Tax Fees	$7,000	$7,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2022	FYE 10/31/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last fiscal year.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 10/31/2022	FYE 10/31/2021
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title) /s/ Ryan Roell
Ryan Roell, President

Date   January 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Roell
Ryan Roell, President

Date   January 6, 2023

By (Signature and Title) /s/ Cullen Small
Cullen Small, Treasurer

Date   January 6, 2023